UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance High Yield Municipal Income Fund

Class A ETHYX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,706,651,555
# of Portfolio Holdings	519
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.0%
Other Revenue	3.1%
Lease Rev./Cert. of Participation	3.3%
Housing	5.6%
Hospital	8.2%
General Obligations	9.0%
Education	9.3%
Industrial Development Revenue	10.9%
Transportation	13.5%
Special Tax Revenue	15.1%
Senior Living/Life Care	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	32.3%
B	2.0%
BB	19.1%
BBB	21.8%
A	7.6%
AA	12.9%
AAA	4.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ETHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class C ECHYX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,706,651,555
# of Portfolio Holdings	519
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.0%
Other Revenue	3.1%
Lease Rev./Cert. of Participation	3.3%
Housing	5.6%
Hospital	8.2%
General Obligations	9.0%
Education	9.3%
Industrial Development Revenue	10.9%
Transportation	13.5%
Special Tax Revenue	15.1%
Senior Living/Life Care	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	32.3%
B	2.0%
BB	19.1%
BBB	21.8%
A	7.6%
AA	12.9%
AAA	4.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ECHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class I EIHYX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,706,651,555
# of Portfolio Holdings	519
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.0%
Other Revenue	3.1%
Lease Rev./Cert. of Participation	3.3%
Housing	5.6%
Hospital	8.2%
General Obligations	9.0%
Education	9.3%
Industrial Development Revenue	10.9%
Transportation	13.5%
Special Tax Revenue	15.1%
Senior Living/Life Care	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	32.3%
B	2.0%
BB	19.1%
BBB	21.8%
A	7.6%
AA	12.9%
AAA	4.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EIHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class W EWHYX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,706,651,555
# of Portfolio Holdings	519
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.0%
Other Revenue	3.1%
Lease Rev./Cert. of Participation	3.3%
Housing	5.6%
Hospital	8.2%
General Obligations	9.0%
Education	9.3%
Industrial Development Revenue	10.9%
Transportation	13.5%
Special Tax Revenue	15.1%
Senior Living/Life Care	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	32.3%
B	2.0%
BB	19.1%
BBB	21.8%
A	7.6%
AA	12.9%
AAA	4.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EWHYX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class A EALBX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,560,829
# of Portfolio Holdings	96
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.3%
Electric Utilities	4.2%
Education	4.5%
Senior Living/Life Care	6.1%
Water and Sewer	6.9%
Other Revenue	8.3%
Housing	10.1%
Short-Term Investments	10.1%
Hospital	17.0%
General Obligations	24.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	11.1%
A	17.6%
AA	45.4%
AAA	25.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EALBX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class C ECLBX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,560,829
# of Portfolio Holdings	96
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.3%
Electric Utilities	4.2%
Education	4.5%
Senior Living/Life Care	6.1%
Water and Sewer	6.9%
Other Revenue	8.3%
Housing	10.1%
Short-Term Investments	10.1%
Hospital	17.0%
General Obligations	24.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	11.1%
A	17.6%
AA	45.4%
AAA	25.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ECLBX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class I EILBX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,560,829
# of Portfolio Holdings	96
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.3%
Electric Utilities	4.2%
Education	4.5%
Senior Living/Life Care	6.1%
Water and Sewer	6.9%
Other Revenue	8.3%
Housing	10.1%
Short-Term Investments	10.1%
Hospital	17.0%
General Obligations	24.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	11.1%
A	17.6%
AA	45.4%
AAA	25.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EILBX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class A EALTX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$813,315,092
# of Portfolio Holdings	441
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Short-Term Investments	3.4%
Lease Rev./Cert. of Participation	3.4%
Hospital	3.9%
Water and Sewer	5.6%
Special Tax Revenue	6.1%
Transportation	6.3%
Education	6.5%
Other Revenue	7.4%
Housing	8.4%
General Obligations	42.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.8%
A	14.2%
AA	44.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EALTX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class C ECLTX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$813,315,092
# of Portfolio Holdings	441
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Short-Term Investments	3.4%
Lease Rev./Cert. of Participation	3.4%
Hospital	3.9%
Water and Sewer	5.6%
Special Tax Revenue	6.1%
Transportation	6.3%
Education	6.5%
Other Revenue	7.4%
Housing	8.4%
General Obligations	42.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.8%
A	14.2%
AA	44.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ECLTX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class I EILTX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$813,315,092
# of Portfolio Holdings	441
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Short-Term Investments	3.4%
Lease Rev./Cert. of Participation	3.4%
Hospital	3.9%
Water and Sewer	5.6%
Special Tax Revenue	6.1%
Transportation	6.3%
Education	6.5%
Other Revenue	7.4%
Housing	8.4%
General Obligations	42.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.8%
A	14.2%
AA	44.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EILTX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class A EITAX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$407,718,271
# of Portfolio Holdings	161
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	3.1%
Lease Rev./Cert. of Participation	3.5%
Transportation	4.4%
Electric Utilities	5.0%
Housing	7.2%
Education	8.2%
Other Revenue	8.5%
Water and Sewer	12.0%
Special Tax Revenue	12.6%
General Obligations	28.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	1.9%
A	12.1%
AA	60.8%
AAA	25.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EITAX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class C EITCX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$407,718,271
# of Portfolio Holdings	161
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	3.1%
Lease Rev./Cert. of Participation	3.5%
Transportation	4.4%
Electric Utilities	5.0%
Housing	7.2%
Education	8.2%
Other Revenue	8.5%
Water and Sewer	12.0%
Special Tax Revenue	12.6%
General Obligations	28.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	1.9%
A	12.1%
AA	60.8%
AAA	25.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EITCX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class I ETIIX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$407,718,271
# of Portfolio Holdings	161
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	3.1%
Lease Rev./Cert. of Participation	3.5%
Transportation	4.4%
Electric Utilities	5.0%
Housing	7.2%
Education	8.2%
Other Revenue	8.5%
Water and Sewer	12.0%
Special Tax Revenue	12.6%
General Obligations	28.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	1.9%
A	12.1%
AA	60.8%
AAA	25.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ETIIX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class A EABSX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$137,314,393
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.2%
Education	3.2%
Special Tax Revenue	3.5%
Short-Term Investments	5.1%
Water and Sewer	5.8%
Hospital	10.0%
Other Revenue	13.1%
Housing	13.6%
General Obligations	37.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	3.4%
A	12.3%
AA	46.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EABSX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class C ECBSX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$137,314,393
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.2%
Education	3.2%
Special Tax Revenue	3.5%
Short-Term Investments	5.1%
Water and Sewer	5.8%
Hospital	10.0%
Other Revenue	13.1%
Housing	13.6%
General Obligations	37.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	3.4%
A	12.3%
AA	46.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ECBSX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class I EIBSX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$137,314,393
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.2%
Education	3.2%
Special Tax Revenue	3.5%
Short-Term Investments	5.1%
Water and Sewer	5.8%
Hospital	10.0%
Other Revenue	13.1%
Housing	13.6%
General Obligations	37.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	3.4%
A	12.3%
AA	46.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EIBSX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
High Yield Municipal Income Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2026
Eaton Vance
High Yield Municipal Income Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 5,041,074
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,102,595
Total Corporate Bonds (identified cost $9,165,000)		$ 8,143,669

Tax-Exempt Municipal Obligations — 98.4%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Texas Water Development Board, 5.25%, 10/15/51(1)	$10,000	$ 10,428,300
		$ 10,428,300
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$567	$ 249,562
		$ 249,562
Education — 9.0%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$2,750	$ 2,550,641
Arizona Industrial Development Authority, (Academies of Math and Science):
5.50%, 7/1/56(3)	1,000	953,038
5.75%, 7/1/61(3)	2,045	1,989,601
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(3)	925	750,402
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	5,750	5,211,746
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	1,185	1,005,796
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.125%, 6/15/54	360	316,337
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(3)	1,500	1,445,417
Build NYC Resource Corp., NY, (Renaissance Charter School):
5.50%, 6/15/50	4,245	4,171,221
5.50%, 6/15/55	2,000	1,927,054
Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (South Bronx Classical Charter School V):
5.25%, 6/15/51	$1,150	$ 1,142,886
5.25%, 6/15/56	1,250	1,225,109
5.50%, 6/15/65	3,000	2,973,925
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/44(3)	1,500	1,486,993
California Municipal Finance Authority, (California Baptist University), 5.125%, 11/1/40(3)	1,350	1,371,708
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(3)	3,455	3,604,753
California School Finance Authority, (Larchmont Charter School), 6.25%, 6/1/65(3)	1,250	1,294,919
Capital Projects Finance Authority, FL, (Imagine School at North Port), 6.25%, 6/15/45(3)	1,000	1,012,190
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(3)	545	532,851
5.375%, 6/15/48(3)	1,020	945,085
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(3)	650	659,600
6.125%, 6/15/60(3)	800	812,138
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/64(3)	7,950	7,129,690
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	88,181
4.00%, 5/1/51	500	401,260
Dayton-Montgomery County Port Authority, OH, (Daytown Regional Stem Schools, Inc.):
5.00%, 12/1/54	1,010	975,793
5.00%, 12/1/60	780	748,552
Development Authority of Cobb County, GA, (Mt. Bethel Christian Academy):
6.00%, 6/1/45(3)	1,720	1,781,958
6.25%, 6/1/55(3)	2,100	2,153,311
6.25%, 6/1/64(3)	1,000	1,017,558
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,200	2,124,465
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	857,765
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(3)	5,050	4,146,722
Florida Development Finance Corp., (Renaissance Charter School):
5.50%, 6/15/40(3)	3,275	3,373,034
6.00%, 6/15/45(3)	1,000	1,046,759

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	$750	$ 565,900
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	750	683,284
Florida Higher Educational Facilities Financing Authority, (Rollins College Project), 4.125%, 12/1/54	3,000	2,541,813
Florida Local Government Finance Commission, (Cornerstone Charter Academy), 5.875%, 10/1/61	1,500	1,450,306
Houston Higher Education Finance Corp., TX, (Houston Christian University), 5.25%, 10/1/54	165	157,524
Idaho Housing and Finance Association, (Alturas Preparatory Academy):
4.25%, 5/1/49	1,300	1,163,575
4.50%, 5/1/59	1,060	944,663
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(3)	2,500	2,542,810
Indiana Finance Authority, (Depauw University), 5.25%, 10/1/56	1,000	987,347
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	290	275,241
5.00%, 7/1/55	120	105,538
Iowa Higher Education Loan Authority, (University of Dubuque), 6.00%, 10/1/55	2,925	3,013,706
Kentucky Bond Development Corp., (University of Kentucky Central Utility Plant), 4.50%, 10/31/47	1,750	1,682,206
Louisiana Public Facilities Authority, LA, (Acadiana Renaissance Charter Academy):
5.50%, 6/15/40(3)	3,500	3,567,842
6.00%, 6/15/45(3)	3,480	3,573,932
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(3)	2,870	2,268,558
4.25%, 7/1/44	2,215	1,930,856
Miami-Dade County Industrial Development Authority, FL, (Mater Academy), 5.375%, 6/15/60	1,400	1,385,979
Philadelphia Authority for Industrial Development, PA, (Mariana Bracetti Academy), 5.375%, 6/15/50(3)	1,250	1,172,100
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(3)	2,500	2,335,942
Public Finance Authority, WI, (Cherokee Classical Academy), 7.00%, 6/15/65(3)	1,200	1,200,225
Public Finance Authority, WI, (Cornerstone Charter Academy, Inc.), 5.75%, 2/1/66(3)	675	655,113
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(3)	120	118,819
5.00%, 6/15/39(3)	185	179,592
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (North Carolina Leadership Academy): (continued)
5.00%, 6/15/49(3)	$260	$ 238,964
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,086,440
Public Finance Authority, WI, (Pinecrest Academy Nevada-Sloan Canyon Campus):
4.50%, 7/15/49(3)	1,700	1,502,639
4.50%, 7/15/53(3)	1,000	859,295
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(3)	970	754,244
5.00%, 4/1/40(3)	795	784,095
5.00%, 4/1/50(3)	3,250	2,981,940
Public Finance Authority, WI, (Slam Academy of Nevada):
5.00%, 7/15/46(3)	1,000	961,568
5.50%, 7/15/56(3)	2,000	1,919,585
Public Finance Authority, WI, (Triad Math and Science Academy Co.):
5.25%, 6/15/65	5,145	4,633,842
5.50%, 6/15/55	1,945	1,863,519
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 6.50%, 6/15/65(3)	6,130	5,940,500
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy):
5.00%, 6/15/44(3)	4,750	4,322,813
5.00%, 6/15/54(3)	2,800	2,344,227
6.25%, 6/15/56(3)	6,740	6,414,157
Sierra Vista Industrial Development Authority, AZ, (Wake Preparatory Academy), 6.50%, 6/15/60	3,000	3,025,376
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/54(3)	5,735	5,335,881
Tennessee State School Bond Authority, 5.00%, 11/1/52	380	389,408
Texas Tech University System, 4.25%, 2/15/55	5,665	5,194,734
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(3)	1,345	1,421,481
6.125%, 7/1/53(3)	3,525	3,693,666
		$ 153,399,703
Electric Utilities — 1.0%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$3,885	$ 3,919,869
South Carolina Public Service Authority:
5.50%, 12/1/54	2,135	2,243,919

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
South Carolina Public Service Authority: (continued)
5.75%, 12/1/47	$9,950	$ 10,661,745
		$ 16,825,533
Escrowed/Prerefunded — 0.7%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$10,000	$ 11,102,140
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(3)	130	138,380
Prerefunded to 4/1/32, 4.00%, 4/1/52(3)	30	31,079
		$ 11,271,599
General Obligations — 8.4%
Auburn, AL, 5.25%, 6/1/56(1)(4)	$5,250	$ 5,493,495
Chicago Board of Education, IL:
5.00%, 12/1/42	5,370	5,117,735
5.00%, 12/1/44	2,305	2,126,377
5.00%, 12/1/46	5,500	4,978,882
5.00%, 12/1/46	2,500	2,263,128
5.00%, 12/1/47	13,635	12,181,538
5.75%, 12/1/50	14,270	14,340,388
6.00%, 12/1/49	4,375	4,464,893
6.25%, 12/1/50	10,000	10,407,457
Chicago, IL:
5.00%, 1/1/44	4,475	4,272,661
5.50%, 1/1/49	1,040	1,041,098
6.00%, 1/1/42	1,000	1,068,592
Cuyahoga County, OH, 5.00%, 12/1/64(1)	10,000	10,096,500
Detroit, MI:
5.00%, 4/1/30	475	485,823
5.00%, 4/1/31	865	884,032
6.00%, 5/1/43	1,000	1,092,391
Illinois:
5.00%, 12/1/42	8,125	8,187,161
5.50%, 5/1/39	1,085	1,140,190
5.50%, 3/1/47	2,000	2,079,721
5.75%, 5/1/45	1,085	1,136,181
Iola Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/55(4)	1,000	966,648
Magnolia Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/55(4)	3,000	2,868,228
Mida Cormont Public Infrastructure District, UT:
0.00%, 6/1/55(3)	5,225	4,574,356
8.50%, 6/15/55(3)	1,600	1,653,504
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico:
0.00%, 7/1/33	$731	$ 531,260
4.00%, 7/1/33	4,500	4,503,135
4.00%, 7/1/41	7,584	7,114,098
5.625%, 7/1/29	3,343	3,531,296
5.75%, 7/1/31	8,681	9,372,676
Royse City Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/55(1)	3,675	3,832,363
5.25%, 2/15/58(1)	6,325	6,578,696
Spring Independent School District, TX, (PSF Guaranteed), 5.25%, 8/15/55(1)	5,400	5,627,934
		$ 144,012,437
Hospital — 6.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$2,575	$ 2,560,813
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/36	975	986,810
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	3,000	3,011,189
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	878,437
5.00%, 7/1/36	1,200	1,240,010
5.00%, 7/1/54	6,000	5,841,213
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	350	341,887
5.00%, 11/1/47	660	624,456
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	1,880	1,705,383
Colorado Health Facilities Authority, (CommonSpirit Health), 5.50%, 11/1/47	3,850	4,039,182
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.25%, 7/15/53	1,200	1,064,480
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(3)	1,510	1,622,586
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
4.00%, 7/15/43	375	307,948
4.00%, 7/15/45	2,015	1,656,661
4.00%, 7/15/48	2,500	1,998,888
4.00%, 7/15/50	125	98,300
4.00%, 7/15/51	85	66,233

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	$1,005	$ 913,629
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,500,020
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,811,009
Halifax Hospital Medical Center, FL, (Daytona Beach), 4.25%, 6/1/54	1,850	1,650,307
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,513,650
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/42	5,500	4,432,976
Michigan Finance Authority, (Henry Ford Health Detroit), Green Bonds, 4.375%, 2/28/54	2,895	2,626,022
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	5,597,915
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.25%, 4/1/55	3,130	2,882,590
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	6,630	6,751,678
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	950,555
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,776,318
5.00%, 2/15/44	3,835	3,750,027
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	5,875	5,098,469
5.00%, 7/1/41	1,750	1,750,310
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	445	395,685
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,075,935
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,771,190
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare), 5.75%, 11/15/54	3,250	3,249,651
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	6,140	5,828,667
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	2,935	2,803,860
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,270,329
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
West Virginia Hospital Finance Authority, (Vandalia Health): (continued)
6.00%, 9/1/53	$3,950	$ 4,163,982
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	2,075	1,908,481
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	579,498
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,774,637
		$ 108,871,866
Housing — 5.3%
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 6.30% to 7/1/43 (Put Date), 7/1/55(3)	$3,200	$ 3,231,987
Burke County Development Authority, GA, (KSU Summit II Student Housing):
4.50%, 7/15/50	60	57,888
4.625%, 7/15/56	785	759,119
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(3)	4,000	3,352,298
Cobb County Development Authority, GA, (KSU Housing Real Estate Foundations), 5.50%, 6/15/57	700	697,440
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(3)	9,900	6,674,655
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,625	1,542,108
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	1,975	1,989,710
Knox County Health Educational and Housing Facility Board, TN, (MTEBS Village), (FNMA), 4.625%, 12/1/43	1,325	1,317,382
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,077,049
Massachusetts Development Finance Agency, (CHF Wentworth, Inc.):
5.375%, 7/1/61(3)	1,025	989,092
5.50%, 7/1/66(3)	1,025	999,989
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/60(3)	2,200	2,027,132
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, Social Certificates, 4.00%, 10/20/36	6,629	6,455,458

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Hampshire Business Finance Authority:
Social Certificates, 3.625%, 8/20/39	$4,908	$ 4,618,949
Social Certificates, 5.15% to 6/1/35 (Put Date), 6/20/41	2,988	3,004,331
New York City Housing Development Corp., NY, (8 Spruce Street), 5.25%, 12/15/31	1,500	1,534,305
Ohio Housing Finance Agency, (Havens Edge Apartment), 5.70%, 8/1/43(3)	1,750	1,789,619
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/44	1,300	1,300,420
5.25%, 6/1/54	2,325	2,274,880
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC):
5.25%, 6/15/45	550	569,754
5.25%, 6/15/50	750	771,508
5.50%, 6/15/55	750	765,687
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(3)	2,500	1,689,430
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	1,775	1,742,375
Shelby County Health and Educational Facilities Board, TN, (Madrone Memphis Student Housing I LLC):
5.00%, 6/1/44(3)	1,250	1,243,714
5.25%, 6/1/56(3)	2,250	2,154,408
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(5)	860	834,200
11.00%, 7/1/31(5)	2,000	1,940,000
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	4,275	4,247,471
Vail Home Partners Corp., CO:
5.75%, 10/1/45(3)	415	433,860
5.875%, 10/1/55(3)	2,500	2,566,514
6.00%, 10/1/64(3)	15,000	15,422,233
Vancouver Housing Authority, WA, (Cougar Creek), 4.50%, 10/1/42	1,250	1,232,388
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	8,269	7,577,494
		$ 89,884,847
Industrial Development Revenue — 11.1%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$12,200	$ 12,378,719
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	6,910,421
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Baldwin County Industrial Development Authority, AL, (Novelis Corp.):
(AMT), 4.625% to 6/1/32 (Put Date), 6/1/55(3)	$2,000	$ 2,024,971
(AMT), 5.00% to 6/1/32 (Put Date), 6/1/55(3)	3,200	3,298,861
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	6,690	6,747,270
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,752,957
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(3)	5,510	5,181,503
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,279,728
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	11,710	10,724,856
(AMT), 5.25%, 7/15/34	1,500	1,598,779
(AMT), 5.50%, 7/15/36	9,000	9,719,573
(AMT), 5.50%, 7/15/39	350	370,936
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(3)	6,000	6,104,965
(AMT), 3.50%, 12/1/51(3)	9,250	7,488,088
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.00%, 8/1/35(3)	1,000	1,036,847
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(3)	6,350	5,462,556
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC):
(AMT), 4.75%, 12/1/54	20,735	19,405,186
(AMT), 5.00%, 6/1/54	7,250	6,998,048
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(3)	13,325	11,816,412
(AMT), 4.875%, 11/1/42(3)	1,975	1,793,502
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(3)	1,845	1,492,814
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(3)	480	467,376
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	4,520	4,525,283
5.50%, 6/1/33	4,375	4,382,674
(AMT), 5.625%, 11/15/30	3,335	3,339,589
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	14,630	14,915,446
(AMT), 5.625%, 4/1/40	10,000	10,603,516

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(3)	$7,000	$ 6,231,201
Pennsylvania Economic Development Financing Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/51(3)	1,965	2,122,652
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(3)	1,700	1,319,827
Pennsylvania Economic Development Financing Authority, (Noble Environmental, Inc.), (AMT), 5.45% to 3/1/31 (Put Date), 3/1/56(3)	7,600	7,802,668
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	479,655
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	1,440	1,408,493
West Virginia Economic Development Authority (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	2,760	2,816,445
West Virginia Economic Development Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/55(3)	2,250	2,428,606
		$ 189,430,423
Insured - Electric Utilities — 0.0%†
Garland, TX, Electric Utility System Revenue, (AG), 4.25%, 3/1/55	$320	$ 291,913
		$ 291,913
Insured - General Obligations — 0.3%
Generation Park Management District, TX, (AG), 3.75%, 9/1/49	$2,295	$ 1,879,226
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.50%, 3/1/48	2,785	2,277,947
(BAM), 3.50%, 3/1/49	1,795	1,453,972
		$ 5,611,145
Insured - Hospital — 1.3%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), (BAM), 4.00%, 8/1/44	$3,300	$ 3,077,080
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	2,125	2,181,800
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/46	6,505	4,729,718
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	1,510	1,576,425
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$6,590	$ 5,953,115
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AG), 5.00%, 11/1/51	1,925	1,928,963
(AG), 5.75%, 11/1/53	1,650	1,739,828
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	1,375	1,228,236
		$ 22,415,165
Insured - Housing — 0.3%
Kentucky Bond Development Corp., (Collegiate Housing Foundation Bowling Green LLC - Western Kentucky University):
(AG), 4.75%, 7/1/56	$3,000	$ 2,882,168
(AG), 5.25%, 7/1/61	1,400	1,432,046
		$ 4,314,214
Insured - Lease Revenue/Certificates of Participation — 0.0%†
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$490	$ 499,927
		$ 499,927
Insured - Special Tax Revenue — 2.9%
Harris County-Houston Sports Authority, TX:
(AG), (NPFG), 0.00%, 11/15/34	$12,700	$ 8,444,277
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,105,148
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	9,395	9,311,989
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	371,748
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	9,605	8,926,591
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AG), 0.00%, 12/15/56	10,000	2,132,332
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	14,500	15,913,360
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.375%, 11/15/52	1,875	1,977,491
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	2,310	2,137,236
		$ 50,320,172
Insured - Transportation — 2.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.50%, 1/1/48	$2,985	$ 3,107,469

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Allegheny County Airport Authority, PA, (Pittsburgh International Airport): (continued)
(AG), (AMT), 5.50%, 1/1/53	$9,045	$ 9,325,819
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,699,063
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,833,616
Foothill/Eastern Transportation Corridor Agency, CA, (AG), 5.625%, 1/15/32	1,955	2,174,222
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AG), (AMT), 4.625%, 6/30/54	1,735	1,625,200
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,390	8,122,872
		$ 34,888,261
Lease Revenue/Certificates of Participation — 3.3%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,597,977
California Municipal Finance Authority, (Clay Lacy Aviation Facilities - John Wayne Airport, Orange County), (AMT), 6.00%, 1/1/55(3)	11,000	11,496,571
National Finance Authority, NH, (Centurion Foundation Broward Health Medical Center LLC), 5.625%, 9/15/57	12,000	12,258,263
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,220,598
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,050	9,438,263
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	450	461,220
5.00%, 6/15/44	8,170	8,392,256
		$ 56,865,148
Other Revenue — 3.1%
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	$4,545	$ 3,214,201
5.00%, 6/1/55	12,570	9,521,485
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,285	4,621,164
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	6,250	2,437,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,260	1,270,924
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,123,697
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,405,392
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	$2,040	$ 2,141,152
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,794,803
Port of Greater Cincinnati Development Authority, OH, (Convention Center Hotel), 5.75%, 3/1/59(3)	2,425	2,350,567
Public Finance Authority, WI, (Inperium), Social Bonds, 6.00%, 12/1/55(3)	1,500	1,511,809
Public Finance Authority, WI, (Inperium, Inc.):
5.50%, 12/1/44(3)	5,000	5,047,633
5.75%, 12/1/54(3)	6,000	5,889,296
		$ 52,329,623
Senior Living/Life Care — 19.1%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,947,573
5.00%, 11/15/38	1,000	1,009,073
Build NYC Resource Corp., NY, (Riverspring Health Senior Living, Inc.), 5.50%, 12/15/32(3)	9,000	8,877,919
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	730,713
California Public Finance Authority, (Enso Village):
Green Bonds, 5.00%, 11/15/51(3)	2,695	2,421,583
Green Bonds, 5.00%, 11/15/56(3)	2,970	2,611,832
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,261,862
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	200	195,202
5.375%, 11/15/55	275	268,620
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,817,701
5.00%, 5/15/58	2,525	1,800,155
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	755,397
Colorado Health Facilities Authority, (Frasier), 5.25%, 5/15/48	815	827,256
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	1,000	973,267
Connecticut Health and Educational Facilities Authority, (Fairview), 6.375%, 12/15/61	6,375	6,427,595
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	4,600	4,632,588

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	$2,100	$ 1,928,039
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51(3)	7,900	7,339,232
Florida Local Government Finance Commission, (Fleet Landing at Nocatee):
5.50%, 11/15/35(3)	1,000	1,040,629
6.625%, 11/15/45(3)	1,500	1,611,691
6.75%, 11/15/55(3)	1,250	1,315,358
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	995,479
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	4,032,491
5.50%, 7/1/41	6,000	6,259,613
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/56(3)	5,050	3,972,508
5.00%, 4/1/47(3)	1,000	977,336
5.00%, 4/1/54(3)	1,660	1,556,891
Grand Rapids Economic Development Corp., MI, (Beacon Hill at Eastgate), 5.75%, 11/1/45	6,000	6,093,564
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,083,719
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/48	500	489,120
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,663	1,665,589
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	393,925
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/49	3,855	3,669,021
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,824,351
Lee County Industrial Development Authority, FL, (Cypress Cove at HealthPark Florida, Inc.):
5.75%, 10/1/50(3)	1,440	1,453,808
6.00%, 10/1/61(3)	750	758,781
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(3)	1,550	1,588,898
5.00%, 11/15/38(3)	1,010	1,027,115
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(5)	8	0
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,299,902
Montana Facility Finance Authority, (St. Johns United), 6.125%, 11/15/61	3,150	3,156,947
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community):
5.25%, 1/1/40	$4,000	$ 4,001,019
5.25%, 1/1/48	9,045	8,874,869
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,245	1,772,431
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(3)	555	556,800
5.75%, 7/1/54(3)	1,745	1,740,298
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
6.25%, 10/1/45	2,200	2,361,167
6.50%, 10/1/55	1,600	1,687,440
6.50%, 10/1/60	1,125	1,182,339
New Hope Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.375%, 1/1/55	1,500	1,509,847
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	15,394,026
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	16,000	14,396,717
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.375%, 1/1/39	1,250	1,187,317
5.00%, 1/1/49	4,000	3,758,534
5.25%, 1/1/54	1,870	1,790,527
North Carolina Medical Care Commission, (Penick Village), 5.50%, 9/1/54	2,410	2,415,950
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.625%, 10/1/55	360	365,927
Okaloosa County, FL, (Air Force Enlisted Village, Inc.):
5.50%, 5/15/45(3)	1,300	1,335,889
5.75%, 5/15/55(3)	1,690	1,710,838
5.75%, 5/15/60(3)	1,000	1,008,519
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(3)	6,020	9,369,082
11.50%, 7/1/27(3)	535	573,323
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.625%, 5/15/61	3,000	3,006,031
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,574,459
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	635	635,351

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(3)	$1,000	$ 1,001,858
5.25%, 5/15/47(3)	1,335	1,331,424
5.25%, 5/15/52(3)	2,750	2,642,010
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/54	1,090	890,087
South Carolina Jobs-Economic Development Authority, (Rolling Green Village):
5.75%, 12/1/60	2,780	2,769,691
5.80%, 12/1/50	1,500	1,521,620
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	12,800	13,888,649
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,500	2,501,732
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,264,247
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.25%, 10/1/60	1,000	1,011,071
6.375%, 10/1/45	1,600	1,687,326
6.50%, 10/1/55	2,200	2,273,702
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	715	698,976
6.75%, 11/15/51	3,225	3,004,858
6.875%, 11/15/55	185	174,559
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/56	6,540	4,994,302
5.375%, 12/1/46	1,500	1,540,411
5.625%, 12/1/55	2,160	2,208,433
5.625%, 12/1/60	4,225	4,286,069
Tempe Industrial Development Authority, AZ, (Mirabella at ASU):
6.125%, 10/1/47(3)	4,130	3,223,821
6.125%, 10/1/52(3)	8,850	6,730,367
Venice, FL, (Village On The Isle), 5.625%, 1/1/60(3)	2,000	1,982,219
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
4.00%, 9/1/48	2,100	1,715,498
7.00%, 9/1/53	2,000	2,184,007
7.00%, 9/1/59	9,000	9,781,036
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(3)	$1,500	$ 1,466,898
5.00%, 7/1/46(3)	1,400	1,293,407
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/48(3)	7,225	6,456,908
6.00%, 1/1/46	10,080	10,396,604
6.25%, 1/1/56	22,715	23,270,002
6.25%, 1/1/61	6,835	6,973,623
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(3)	2,500	2,456,111
5.00%, 1/1/49(3)	695	651,341
5.00%, 1/1/55(3)	1,500	1,369,725
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,700	1,759,434
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	1,000	791,446
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
4.00%, 8/15/46	1,595	1,374,208
4.00%, 8/15/51	1,000	813,004
5.25%, 8/15/39	1,415	1,469,986
5.75%, 8/15/54	920	948,566
5.75%, 8/15/59	4,000	4,107,398
		$ 326,207,677
Special Tax Revenue — 11.9%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(3)	$15,385	$ 15,461,337
American Samoa Economic Development Authority, 5.25%, 9/1/45(3)	935	926,275
Anna, TX, 5.70%, 9/15/56(3)	1,000	987,966
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(3)	15,090	15,317,020
Big Cypress Stewardship District, FL:
5.375%, 5/1/46	2,880	2,807,630
5.40%, 5/1/46	6,595	6,433,450
5.80%, 5/1/55	2,240	2,176,143
Brightshore Community Development District, FL:
5.30%, 5/1/46	1,500	1,455,936
5.70%, 5/1/57	2,500	2,413,953
Coastal Ridge Community Development District, FL, 5.75%, 5/1/45	3,015	3,101,835

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Denton County, TX, (Green Meadows Public Improvement District Improvement Area):
5.375%, 12/31/45(3)	$1,500	$ 1,546,744
5.625%, 12/31/55(3)	1,101	1,121,716
District of Columbia Income Tax Revenue, 5.25%, 6/1/50(1)	4,000	4,221,920
Downtown Revitalization Public Infrastructure District, UT, 5.00%, 7/15/35(3)	783	783,683
Greenbriar Community Development District, FL, 5.70%, 5/1/58	1,500	1,460,312
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	1,000	1,026,638
5.875%, 5/1/55	1,950	1,973,516
Kingston One Community Development District, FL, (Assessment Area One 2025):
5.75%, 5/1/45(3)	1,715	1,762,815
6.00%, 5/1/57(3)	4,410	4,464,304
Lakewood Ranch Stewardship District, FL, (Lakewood Ranch Southeast):
5.00%, 5/1/35	2,795	2,933,059
5.50%, 5/1/40	2,145	2,273,599
5.80%, 5/1/45	2,000	2,117,527
6.00%, 5/1/56	2,000	2,075,346
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.00%, 5/1/36	3,600	3,601,725
5.125%, 5/1/46	3,940	3,939,909
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	482,170
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(3)	1,800	1,816,638
Michigan Strategic Fund, (Bedrock Detroit Transformational Brownfield Plan), 5.50%, 10/1/53(3)	3,670	3,688,771
Mida Mountain Village Public Infrastructure District, UT:
5.125%, 6/15/54(3)	2,375	2,325,302
6.00%, 6/15/54(3)	3,375	3,467,726
Middleton Community Development District A, FL, 4.75%, 5/1/55	1,400	1,266,157
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	1,005	0
5.75%, 5/1/38	920	920,617
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.25%, 11/1/54(1)	10,000	10,425,800
5.50%, 11/1/45(1)	20,000	21,549,200
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Ohio County, WV, (The Highlands), 5.25%, 6/1/53	$2,700	$ 2,628,417
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(3)	2,300	2,459,080
Palmetto Ridge Community Development District, FL, (Assessment Area Two):
5.375%, 5/1/46	1,560	1,526,274
5.80%, 5/1/56	1,335	1,299,618
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,465	3,952,455
Point Phase 1 Public Infrastructure District No. 1, UT, 5.875%, 3/1/45	3,750	3,907,170
Prairie Point Community Authority Board Special Improvement District No. 1, CO:
5.375%, 12/1/40	1,975	1,990,381
5.75%, 12/1/45	1,925	1,949,202
Princeton, TX:
5.25%, 9/1/46	606	598,125
5.625%, 9/1/56	930	914,149
5.625%, 9/1/56(3)	650	635,283
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	18,623	6,810,167
0.00%, 7/1/51	40,064	10,645,213
4.75%, 7/1/53	9,834	9,350,135
5.00%, 7/1/58	16,285	15,670,953
South Village Community Development District, FL:
4.875%, 5/1/35	500	500,013
5.00%, 5/1/38	100	100,008
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	748	699,548
Series A2, 5.80%, 5/1/35(5)	755	453,000
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	280	279,935
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,751,314
		$ 202,447,179
Transportation — 11.2%
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	$2,025	$ 2,009,095
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(1)	4,000	4,083,800
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,100	2,101,091

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	$8,385	$ 8,434,477
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/45	115	118,683
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	994,414
0.00%, 7/1/30	500	409,146
0.00%, 7/1/31	1,150	877,593
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	20,075	20,668,949
Municipality of Anchorage, AK, (AMT), 4.50%, 2/1/60	3,125	2,761,314
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	3,940	3,988,878
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.25%, 6/30/49	10,000	10,051,688
Green Bonds, (AMT), 5.50%, 6/30/60	3,000	3,023,077
Green Bonds, (AMT), 6.00%, 6/30/44	1,250	1,355,047
Green Bonds, (AMT), 6.00%, 6/30/55	4,250	4,464,679
Green Bonds, (AMT), 6.00%, 6/30/59	9,505	9,958,301
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,505	3,501,358
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	4,700	4,928,382
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	8,180	8,251,110
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	3,275	2,898,000
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 6/30/60	10,000	10,348,483
(AMT), 5.75%, 12/31/65	15,465	15,970,608
(AMT), 6.50%, 6/30/60	9,000	9,855,912
(AMT), 6.50%, 12/31/65	7,500	8,213,260
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	10,160	10,207,622
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/56(1)	9,825	10,358,890
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,920	2,933,928
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,365	2,308,036
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	$1,765	$ 1,824,758
(AMT), 5.50%, 6/30/43	2,190	2,257,733
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	400	257,702
0.00%, 8/1/46	2,500	904,806
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51	7,000	7,131,554
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	3,220	3,062,943
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	9,975	9,865,350
		$ 190,380,667
Water and Sewer — 0.5%
Aquarion Water Authority, CT:
0.00%, 8/1/49	$3,500	$ 1,049,121
0.00%, 8/1/51	2,500	665,840
Charlotte County Industrial Development Authority, FL, (Town and Country Utilities):
(AMT), 5.875%, 10/1/45	1,000	1,034,812
(AMT), 6.125%, 10/1/55	1,000	1,023,212
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	1,730	1,633,437
New Hampshire Business Finance Authority, (Pennichuck Water Works, Inc.):
(AMT), 5.375%, 4/1/51	180	174,553
(AMT), 5.625%, 4/1/61	335	323,624
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	3,000	3,121,380
		$ 9,025,979
Total Tax-Exempt Municipal Obligations (identified cost $1,672,161,691)		$1,679,971,340

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 4.5%

Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$312	$ 56,233
		$ 56,233
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(3)	$1,100	$ 778,544
4.50%, 8/1/43(3)	1,500	919,359
Capital Trust Authority, FL, (Mason Classical Academy), 6.75%, 6/1/31(3)	2,985	2,957,887
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(3)	3,500	3,633,871
		$ 8,289,661
General Obligations — 0.6%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,013,584
Chicago, IL, 6.326%, 1/1/33	2,500	2,489,604
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	806,174
Social Bonds, 3.344%, 4/1/30	125	117,418
Social Bonds, 3.644%, 4/1/34	500	447,665
		$ 9,874,445
Hospital — 0.3%
California Municipal Finance Authority, (Gateways Hospital and Mental Health Centers), 6.53%, 9/1/37	$1,300	$ 1,314,329
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	4,102,157
		$ 5,416,486
Housing — 0.3%
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 7.00% to 7/1/28 (Put Date), 7/1/29(3)	$2,000	$ 1,998,876
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(3)	3,985	3,859,543
		$ 5,858,419
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.2%
Arkansas Development Finance Authority, (Springing Exempt Obligation), 7.375%, 7/1/56(3)	$3,000	$ 3,096,254
		$ 3,096,254
Insured - Education — 0.2%
University of California College of the Law San Francisco, CA, (BAM), 6.093%, 8/1/55	$2,500	$ 2,471,363
		$ 2,471,363
Insured - General Obligations — 0.0%†
Elmwood Park, IL, (AG), 2.544%, 12/1/36	$325	$ 253,720
		$ 253,720
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/41	$16,290	$ 6,586,370
(AG), 0.00%, 10/1/44	8,000	2,619,210
(AG), 0.00%, 10/1/46	15,000	4,271,386
		$ 13,476,966
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 775,378
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	422,934
		$ 1,198,312
Other Revenue — 0.1%
New York Energy Research and Development Authority, Green Bonds, 6.226%, 4/1/41	$2,140	$ 2,081,335
		$ 2,081,335
Senior Living/Life Care — 0.6%
Build NYC Resource Corp., NY, (Riverspring Health Senior Living, Inc.), 7.00%, 12/15/30(3)	$10,000	$ 9,787,785
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 14.50%, 7/1/27(3)	125	138,327
		$ 9,926,112
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority, 3.72%, 9/1/27(3)	$370	$ 365,278

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(3)	$14,000	$ 13,892,918
		$ 14,258,196
Total Taxable Municipal Obligations (identified cost $78,931,540)		$ 76,257,502

Short-Term Investments — 0.4%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.19%(6)	7,248,691	$ 7,249,415
Total Short-Term Investments (identified cost $7,249,415)		$ 7,249,415
Total Investments — 103.8% (identified cost $1,767,507,646)		$1,771,621,926
Other Assets, Less Liabilities — (3.8)%		$ (64,970,371)
Net Assets — 100.0%		$1,706,651,555

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $426,801,123 or 25.0% of the Fund's net assets.

(4)	When-issued security.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(6)	The rate shown is the annualized seven-day yield as of July 31, 2026.
At July 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	10.8%
Others, representing less than 10% individually	92.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At
July 31, 2026, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.8% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited)

July 31, 2026
Assets
Unaffiliated investments, at value (identified cost $1,767,507,646)	$1,771,621,926
Interest and dividends receivable	18,142,044
Receivable for investments sold	1,943,903
Receivable for Fund shares sold	1,787,174
Receivable from affiliates	134,044
Trustees' deferred compensation plan	204,143
Due from broker for floating rate notes issued	4,200,000
Total assets	$1,798,033,234
Liabilities
Payable for floating rate notes issued	$73,227,315
Payable for when-issued securities	10,495,045
Payable for Fund shares redeemed	5,497,483
Distributions payable	372,750
Due to custodian	566
Payable to affiliates:
Investment adviser fee	636,393
Distribution and service fees	80,343
Sub-transfer agency fee	19,330
Trustees' deferred compensation plan	204,143
Interest expense and fees payable	486,484
Accrued expenses	361,827
Total liabilities	$91,381,679
Net Assets	$1,706,651,555
Sources of Net Assets
Paid-in capital	$1,859,315,281
Accumulated loss	(152,663,726)
Net Assets	$1,706,651,555
Class A Shares
Net Assets	$288,406,074
Shares Outstanding	35,924,048
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.03
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.30
Class C Shares
Net Assets	$20,786,259
Shares Outstanding	2,799,458
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.43
Class I Shares
Net Assets	$1,036,858,137
Shares Outstanding	129,022,010
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.04

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2026
Class W Shares
Net Assets	$360,601,085
Shares Outstanding	44,876,286
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.04

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2026
Investment Income
Dividend income	$215,998
Interest income	45,751,197
Total investment income	$45,967,195
Expenses
Investment adviser fee	$3,670,836
Distribution and service fees:
Class A	368,609
Class C	108,763
Trustees’ fees and expenses	48,574
Custodian fee	188,105
Transfer and dividend disbursing agent fees	255,634
Legal and accounting services	152,191
Printing and postage	33,226
Registration fees	57,324
Interest expense and fees	787,854
Miscellaneous	137,157
Total expenses	$5,808,273
Deduct:
Reimbursement of investment adviser fee — Class W	$781,419
Total expense reductions	$781,419
Net expenses	$5,026,854
Net investment income	$40,940,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,016,045)
Net realized loss	$(1,016,045)
Change in unrealized appreciation (depreciation):
Investments	$(14,111,058)
Net change in unrealized appreciation (depreciation)	$(14,111,058)
Net realized and unrealized loss	$(15,127,103)
Net increase in net assets from operations	$25,813,238

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Statements of Changes in Net Assets

	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment income	$40,940,341	$80,333,666
Net realized loss	(1,016,045)	(22,734,173)
Net change in unrealized appreciation (depreciation)	(14,111,058)	(4,933,132)
Net increase in net assets from operations	$25,813,238	$52,666,361
Distributions to shareholders:
Class A	$(6,676,979)	$(14,187,532)
Class C	(410,916)	(926,631)
Class I	(24,024,539)	(49,204,136)
Class W	(9,292,249)	(15,215,514)
Total distributions to shareholders	$(40,404,683)	$(79,533,813)
Transactions in shares of beneficial interest:
Class A	$(12,347,826)	$(38,540,099)
Class C	(1,155,995)	(8,519,806)
Class I	54,055,615	(271,793,778)
Class W	19,353,823	86,469,406
Net increase (decrease) in net assets from Fund share transactions	$59,905,617	$(232,384,277)
Net increase (decrease) in net assets	$45,314,172	$(259,251,729)
Net Assets
At beginning of period	$1,661,337,383	$1,920,589,112
At end of period	$1,706,651,555	$1,661,337,383

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Financial Highlights

	Class A
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$8.10	$8.20	$8.16	$8.15	$9.08	$9.36
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.36	$0.35	$0.34	$0.29	$0.28
Net realized and unrealized gain (loss)	(0.07)	(0.11)	0.03	0.00 (2)	(0.91)	(0.28)
Total income (loss) from operations	$0.11	$0.25	$0.38	$0.34	$(0.62)	$0.00 (2)
Less Distributions
From net investment income	$(0.18)	$(0.35)	$(0.34)	$(0.33)	$(0.31)	$(0.28)
Total distributions	$(0.18)	$(0.35)	$(0.34)	$(0.33)	$(0.31)	$(0.28)
Net asset value — End of period	$8.03	$8.10	$8.20	$8.16	$8.15	$9.08
Total Return(3)	1.38%(4)	3.25%	4.78%	4.42%	(6.80)%	(0.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$288,406	$303,108	$346,532	$306,027	$306,809	$412,905
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.80%(6)	0.79%	0.76%	0.79%	0.78%	0.73%
Interest and fee expense(7)	0.09%(6)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	0.89%(6)	0.88%	0.88%	1.01%	0.91%	0.76%
Net expenses	0.89%(6)	0.88%	0.88%	1.01%	0.91%	0.76%
Net investment income	4.59%(6)	4.49%	4.24%	4.28%	3.44%	3.01%
Portfolio Turnover	11%(4)	49%	46%	49%	53%	22%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$7.49	$7.58	$7.55	$7.54	$8.40	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.28	$0.27	$0.26	$0.21	$0.20
Net realized and unrealized gain (loss)	(0.06)	(0.10)	0.02	0.00 (2)	(0.84)	(0.26)
Total income (loss) from operations	$0.08	$0.18	$0.29	$0.26	$(0.63)	$(0.06)
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.26)	$(0.25)	$(0.23)	$(0.20)
Total distributions	$(0.14)	$(0.27)	$(0.26)	$(0.25)	$(0.23)	$(0.20)
Net asset value — End of period	$7.43	$7.49	$7.58	$7.55	$7.54	$8.40
Total Return(3)	0.94%(4)	2.52%	3.90%	3.65%	(7.49)%	(0.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,786	$22,114	$31,234	$38,802	$53,672	$82,817
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.55%(6)	1.54%	1.51%	1.55%	1.53%	1.48%
Interest and fee expense(7)	0.09%(6)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	1.64%(6)	1.63%	1.63%	1.77%	1.66%	1.51%
Net expenses	1.64%(6)	1.63%	1.63%	1.77%	1.66%	1.51%
Net investment income	3.84%(6)	3.73%	3.49%	3.53%	2.68%	2.26%
Portfolio Turnover	11%(4)	49%	46%	49%	53%	22%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$8.10	$8.21	$8.17	$8.16	$9.09	$9.37
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.38	$0.37	$0.36	$0.31	$0.31
Net realized and unrealized gain (loss)	(0.06)	(0.12)	0.04	0.00 (2)	(0.91)	(0.28)
Total income (loss) from operations	$0.13	$0.26	$0.41	$0.36	$(0.60)	$0.03
Less Distributions
From net investment income	$(0.19)	$(0.37)	$(0.37)	$(0.35)	$(0.33)	$(0.31)
Total distributions	$(0.19)	$(0.37)	$(0.37)	$(0.35)	$(0.33)	$(0.31)
Net asset value — End of period	$8.04	$8.10	$8.21	$8.17	$8.16	$9.09
Total Return(3)	1.63%(4)	3.39%	5.04%	4.68%	(6.55)%	0.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,036,858	$991,789	$1,282,568	$1,032,344	$802,994	$1,063,175
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.55%(6)	0.53%	0.51%	0.54%	0.53%	0.48%
Interest and fee expense(7)	0.09%(6)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	0.64%(6)	0.62%	0.63%	0.76%	0.66%	0.51%
Net expenses	0.64%(6)	0.62%	0.63%	0.76%	0.66%	0.51%
Net investment income	4.84%(6)	4.73%	4.48%	4.52%	3.69%	3.25%
Portfolio Turnover	11%(4)	49%	46%	49%	53%	22%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Financial Highlights — continued

	Class W
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,				Period Ended January 31, 2022(1)
		2026	2025	2024	2023
Net asset value — Beginning of period	$8.10	$8.20	$8.17	$8.15	$9.09	$9.32
Income (Loss) From Operations
Net investment income(2)	$0.21	$0.42	$0.41	$0.39	$0.35	$0.10
Net realized and unrealized gain (loss)	(0.06)	(0.11)	0.02	0.02	(0.92)	(0.22)
Total income (loss) from operations	$0.15	$0.31	$0.43	$0.41	$(0.57)	$(0.12)
Less Distributions
From net investment income	$(0.21)	$(0.41)	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Total distributions	$(0.21)	$(0.41)	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Net asset value — End of period	$8.04	$8.10	$8.20	$8.17	$8.15	$9.09
Total Return(3)	1.87%(4)	3.99%	5.39%	5.30%	(6.23)%	(1.30)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$360,601	$344,326	$260,256	$112,191	$34,218	$302
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.52%(6)	0.51%	0.49%	0.51%	0.51%	0.43%(6)
Interest and fee expense(7)	0.09%(6)	0.09%	0.12%	0.22%	0.13%	0.03%(6)
Total expenses	0.61%(6)	0.60%	0.61%	0.73%	0.64%	0.46%(6)
Net expenses	0.17%(6)	0.16%	0.18%	0.29%	0.21%	0.09%(6)
Net investment income	5.31%(6)	5.20%	4.91%	4.98%	4.30%	3.34%(6)
Portfolio Turnover	11%(4)	49%	46%	49%	53%	22%(8)

(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class W shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

D Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2026. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2026, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $73,227,315 and $95,818,279, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2026 was 2.18% to 3.05%. For the six months ended July 31, 2026, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $54,178,564 and 2.93%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2026.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

I When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K Interim Financial Statements—The interim financial statements relating to July 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $155,815,529 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $62,855,054 are short-term and $92,960,475 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,694,228,832
Gross unrealized appreciation	$38,194,063
Gross unrealized depreciation	(34,028,284)
Net unrealized appreciation	$4,165,779

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the six months ended July 31, 2026, the investment adviser fee amounted to $3,670,836 or 0.44% (annualized) of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after June 1, 2027. Pursuant to this agreement, BMR waived and/or reimbursed $781,419 of the advisory fees paid by Class W shares for the six months ended July 31, 2026.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2026, EVM earned $23,784 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,051 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2026 amounted to $368,609 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2026, the Fund paid or accrued to EVD $81,572 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2026 amounted to $27,191 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2026, the Fund was informed that EVD received $1,312 and $253 of CDSCs paid by Class A and Class C shareholders, respectively.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $288,130,646 and $190,205,478, respectively, for the six months ended July 31, 2026.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	2,074,723	$ 16,822,971	6,354,190	$ 50,685,385
Issued to shareholders electing to receive payments of distributions in Fund shares	728,383	5,909,329	1,560,824	12,448,609
Redemptions	(4,320,154)	(35,080,126)	(12,746,600)	(101,674,093)
Net decrease	(1,517,048)	$(12,347,826)	(4,831,586)	$(38,540,099)
Class C
Sales	125,056	$ 939,021	422,784	$ 3,133,666
Issued to shareholders electing to receive payments of distributions in Fund shares	49,496	371,395	114,753	846,563
Redemptions	(328,686)	(2,466,411)	(1,703,738)	(12,500,035)
Net decrease	(154,134)	$ (1,155,995)	(1,166,201)	$ (8,519,806)
Class I
Sales	20,696,657	$167,991,310	46,979,924	$374,451,687
Issued to shareholders electing to receive payments of distributions in Fund shares	2,777,423	22,560,013	5,851,689	46,759,758
Redemptions	(16,838,644)	(136,495,708)	(86,734,293)	(693,005,223)
Net increase (decrease)	6,635,436	$ 54,055,615	(33,902,680)	$(271,793,778)
Class W
Sales	6,497,873	$ 52,760,945	16,902,734	$134,987,734
Issued to shareholders electing to receive payments of distributions in Fund shares	1,142,391	9,276,757	1,904,434	15,204,989
Redemptions	(5,258,421)	(42,683,879)	(8,031,965)	(63,723,317)
Net increase	2,381,843	$ 19,353,823	10,775,203	$ 86,469,406

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

8 Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2026.
9 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$8,143,669	$ —	$8,143,669
Tax-Exempt Municipal Obligations	—	1,679,971,340	—	1,679,971,340
Taxable Municipal Obligations	—	76,257,502	—	76,257,502
Short-Term Investments	7,249,415	—	—	7,249,415
Total Investments	$7,249,415	$1,764,372,511	$ —	$1,771,621,926

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Yield Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

ETHYX-NCSR 7.31.26

Parametric
TABS Municipal Bond Funds
Semi-Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2026
Parametric
TABS Municipal Bond Funds

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.2%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Texas Water Development Board, 4.50%, 10/15/37	$1,000	$ 1,033,792
		$ 1,033,792
Education — 3.2%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 2/15/33	$1,515	$ 1,684,636
Miami University, OH, 5.00%, 9/1/37	1,200	1,332,489
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/46	1,390	1,413,952
		$ 4,431,077
Electric Utilities — 1.4%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,132,492
Energy Northwest, WA, 5.00%, 7/1/37	815	848,028
		$ 1,980,520
General Obligations — 37.3%
Angleton Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	$220	$ 239,080
Auburn, ME, 2.00%, 11/1/34	1,060	884,151
Columbia School District, MO, 2.10%, 3/1/27	1,040	1,033,207
Connecticut:
5.00%, 3/15/29	500	528,442
5.00%, 12/1/30	585	634,069
District of Columbia, (Washington DC), 5.00%, 10/15/44	5,000	5,133,707
Frisco, TX, 2.00%, 2/15/33	250	217,144
Gaston County, NC, 5.00%, 3/1/31	6,000	6,549,019
Kettering City School District, OH, 5.00%, 10/1/33(1)	535	576,711
Loudoun County, VA, 5.00%, 12/1/37	2,000	2,234,727
Massachusetts:
5.00%, 7/1/35	1,945	2,203,263
5.00%, 1/1/44	2,750	2,787,500
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	27,837
Minnetonka Independent School District No. 276, MN:
0.00%, 2/1/37	400	268,644
0.00%, 2/1/38	460	294,118
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,425
New York, NY, 5.00%, 2/1/36	1,500	1,656,461
North Carolina, 2.00%, 6/1/33	1,250	1,106,191
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Orange County, NC, 3.10%, 2/1/36	$1,155	$ 1,084,461
Oregon:
5.00%, 5/15/37	1,275	1,343,585
5.00%, 8/1/44	1,000	1,031,544
Pennsylvania, 4.00%, 5/1/32	2,005	2,055,912
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,683,412
San Jacinto Community College District, TX, 5.00%, 2/15/44	2,250	2,295,381
Somerville, MA:
1.75%, 10/15/32	2,330	2,032,042
1.75%, 10/15/33	1,160	987,485
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/28	280	267,248
Texas, (SPA: JPMorgan Chase Bank, N.A.), 2.35%, 6/1/50(2)	1,345	1,345,000
Washington:
5.00%, 6/1/40	1,350	1,381,053
5.00%, 6/1/42	3,340	3,446,336
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	25	23,541
0.00%, 6/15/29	310	281,335
Wylie Independent School District, TX, (PSF Guaranteed), to 8/15/28, 3.25%, 8/15/41	5,675	5,567,938
		$ 51,210,969
Hospital — 10.2%
California Health Facilities Financing Authority, (Adventist Health System/West), 5.00%, 12/1/35	$500	$ 551,706
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/33	320	350,081
5.00%, 11/1/34	300	329,644
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00%, 11/15/33(1)	3,000	3,269,881
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,108,635
Indiana Finance Authority, (Ascension Senior Credit), 5.00%, 11/15/28	1,000	1,046,727
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,105,508
Pennsylvania Economic Development Financing Authority, (UPMC):
5.00%, 12/15/37	2,000	2,159,849
5.00%, 12/15/39	1,000	1,033,144
		$ 13,955,175
1
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 13.9%
Connecticut Housing Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	$1,350	$ 1,420,008
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	1,830	1,911,426
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	161,714
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	620	643,931
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	965	1,027,366
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	655	675,088
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 2.16%, 7/1/49(2)	3,050	3,050,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,160	1,215,256
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	662,104
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	273,275
New York City Housing Development Corp., NY, Sustainable Development Bonds, (SPA: TD Bank, N.A.), 2.20%, 5/1/54(2)	2,350	2,350,000
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	159,497
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	333,166
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	710	743,576
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	895	986,475
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	905	972,761
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,280	1,334,202
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,100	1,175,977
		$ 19,095,822
Industrial Development Revenue — 0.7%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$1,000	$ 1,019,165
		$ 1,019,165
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.5%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/32	$175	$ 187,216
(BAM), 5.00%, 12/1/37	425	446,426
		$ 633,642
Lease Revenue/Certificates of Participation — 0.6%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,307
5.00%, 11/1/43	225	225,182
5.00%, 11/1/48	375	375,247
		$ 875,736
Other Revenue — 13.3%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$3,500	$ 3,579,897
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,169,742
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	1,000	1,006,244
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,046,319
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	6,000	6,320,951
Southeast Energy Authority, AL, 5.00%, 10/1/30	3,000	3,181,376
		$ 18,304,529
Senior Living/Life Care — 2.0%
California Municipal Finance Authority, (PRS California Obligated Group), 5.00%, 4/1/29	$250	$ 260,405
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/28	210	215,417
5.00%, 5/1/29	190	197,057
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/29	590	611,523
5.00%, 2/1/30	395	411,603
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	965	1,032,178
		$ 2,728,183
Special Tax Revenue — 3.6%
Massachusetts School Building Authority, Social Bonds, 5.00%, 8/15/45	$2,235	$ 2,316,772
2
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	$1,000	$ 1,083,067
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	1,500	1,517,484
		$ 4,917,323
Transportation — 2.8%
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 2.16%, 12/1/38(2)	$3,000	$ 3,000,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	750	796,305
		$ 3,796,305
Water and Sewer — 5.9%
Aquarion Water Authority, CT, 5.00%, 8/1/32	$900	$ 975,607
New York City Municipal Water Finance Authority, 5.00%, 6/15/45	3,000	3,048,490
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,983,571
Tarrant Regional Water District, TX, Water Supply System Revenue, 5.00%, 3/1/44	1,000	1,059,679
		$ 8,067,347
Total Tax-Exempt Municipal Obligations (identified cost $131,456,172)		$132,049,585

Taxable Municipal Obligations — 0.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 665,000
Total Taxable Municipal Obligations (identified cost $648,096)		$ 665,000

Short-Term Investments — 5.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	7,205,969	$ 7,205,969
Total Short-Term Investments (identified cost $7,205,969)		$ 7,205,969
Total Investments — 101.9% (identified cost $139,310,237)		$139,920,554
Other Assets, Less Liabilities — (1.9)%		$ (2,606,161)
Net Assets — 100.0%		$137,314,393

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2026.
At July 31, 2026, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Texas	10.2%
Others, representing less than 10% individually	86.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At
July 31, 2026, 0.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 0.5% of total investments.

Abbreviations:
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
3
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.8%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,067,583
4.55%, 10/15/38	5,000	5,151,848
		$ 7,219,431
Education — 6.8%
Massachusetts School Building Authority, 5.25%, 2/15/48	$5,000	$ 5,080,119
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/36	5,000	5,627,055
Ohio University, 5.00%, 12/1/45	3,250	3,273,245
Pennsylvania State University, 5.00%, 9/1/41	3,000	3,002,402
Texas A&M University, 4.375%, 5/15/38	1,720	1,751,380
University of Arkansas, 5.00%, 12/1/45	1,000	1,035,970
University of Connecticut:
5.00%, 2/15/42	135	145,633
5.00%, 2/15/43	4,695	5,043,082
University of Minnesota, 5.00%, 11/1/45	2,515	2,602,854
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	105	101,926
		$ 27,663,666
Electric Utilities — 5.2%
Anaheim Housing and Public Improvements Authority, CA, 5.25%, 10/1/50	$4,000	$ 4,145,080
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	6,500	6,597,033
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/43	5,000	5,138,727
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 4/1/46	5,000	5,108,907
		$ 20,989,747
General Obligations — 28.8%
Alabama, 5.00%, 8/1/45	$2,895	$ 3,101,000
Anna, TX, 4.125%, 2/15/41	1,000	971,502
Brookline, MA, 1.625%, 2/15/35	5,000	4,063,428
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/40	355	195,376
Connecticut, 5.00%, 12/1/32	505	558,211
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,554,191
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	369,150
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
David Douglas School District No. 40, OR, 0.00%, 6/15/43	$5,500	$ 2,422,283
District of Columbia, (Washington DC):
5.00%, 10/15/44	1,000	1,026,741
5.00%, 8/1/46	2,780	2,914,599
Fairfax County, VA, 4.00%, 10/1/43	4,000	3,909,297
Florida, 2.00%, 7/1/33	900	775,065
Francis Howell R-III School District, MO, 3.00%, 3/1/36	2,355	2,155,565
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,182,719
Guilford County, NC, 3.00%, 5/1/37	2,025	1,849,658
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/37	1,215	1,096,784
Huntersville, NC, 2.00%, 6/1/33	400	353,314
Kettering City School District, OH:
5.00%, 10/1/51(1)	1,000	1,019,185
5.25%, 10/1/56(1)	3,115	3,190,862
5.50%, 10/1/63(1)	3,750	3,878,099
5.50%, 10/1/63(1)	3,175	3,277,675
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	2,009,058
Lake Oswego, OR, 2.60%, 6/1/35	1,645	1,477,259
Leander Independent School District, TX, (PSF Guaranteed):
0.00%, 8/15/30	550	480,710
0.00%, 8/15/31	500	420,872
Lewisville, TX:
2.75%, 2/15/35	1,065	968,890
2.75%, 2/15/36	1,760	1,566,192
Massachusetts:
5.00%, 7/1/34	1,560	1,757,002
5.00%, 7/1/35	3,055	3,460,652
5.00%, 11/1/45	2,700	2,793,815
5.00%, 6/1/48	2,920	3,040,487
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/40	785	789,689
New Braunfels, TX, 5.00%, 2/1/41	610	634,362
New York, NY:
5.00%, 8/1/46	1,000	1,044,718
5.00%, 10/1/46	5,000	5,216,927
5.25%, 2/1/46	2,000	2,141,591
5.25%, 2/1/47	1,075	1,144,702
Orange County, NC, 3.15%, 2/1/37	760	706,152
Oregon:
5.00%, 5/15/43	2,000	2,079,947
4
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon: (continued)
5.00%, 8/1/44	$2,500	$ 2,578,859
Pennsylvania, 4.00%, 10/1/37	5,970	5,992,399
Pickerington Local School District, OH:
4.25%, 12/1/41	800	800,612
4.25%, 12/1/42	235	234,158
Plano, TX, 3.34%, 9/1/36	5,055	4,734,055
Portland, ME, 2.50%, 4/1/36	1,510	1,289,746
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,400	3,688,676
Richmond, VA, 2.70%, 7/15/39	3,000	2,463,348
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/41	300	149,498
San Jacinto Community College District, TX, 5.00%, 2/15/44	5,750	5,865,973
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,127,129
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	70,795
Somerville, MA, 1.875%, 10/15/36	4,440	3,529,042
Texas Transportation Commission, 5.00%, 4/1/43	3,625	3,897,484
Travis County, TX, 5.00%, 3/1/40	1,745	1,886,201
Washington, 5.00%, 8/1/48	5,000	5,244,891
Worthington City School District, OH, 5.00%, 12/1/43	270	284,674
		$117,435,269
Hospital — 1.3%
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	$3,000	$ 3,105,508
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 12/15/39	1,000	1,033,144
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,090,079
		$ 5,228,731
Housing — 7.2%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$1,510	$ 1,597,447
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	2,255	2,420,340
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	3,925	4,128,540
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	325	339,461
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	3,580	3,168,814
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	$500	$ 367,533
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	2,560	2,725,448
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,975	2,069,079
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,080	910,920
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	330	290,906
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	448,109
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	811,187
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	690	760,523
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	4,232	4,431,605
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,960	2,042,997
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,350	1,443,245
Social Bonds, (GNMA), 6.00%, 1/1/54	1,465	1,589,713
		$ 29,545,867
Insured - Education — 1.5%
Texas State Technical College System, System Improvement, (AG), 5.50%, 8/1/42	$5,750	$ 6,234,911
		$ 6,234,911
Insured - General Obligations — 0.7%
Amber Creek Metropolitan District, CO, (BAM), 5.25%, 12/1/47	$1,000	$ 1,041,267
Colton Joint Unified School District, CA, (Election of 2024), (BAM), 0.00%, 8/1/45	1,000	423,342
Mauston School District, WI, (AG), 1.75%, 3/1/36	1,000	739,158
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	343,020
(BAM), 0.00%, 8/1/42	700	338,200
		$ 2,884,987
Insured - Industrial Development Revenue — 2.1%
St. Vrain Lakes Metropolitan District No. 2, CO:
(AG), 5.00%, 12/1/42	$1,460	$ 1,510,528
5
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Industrial Development Revenue (continued)
St. Vrain Lakes Metropolitan District No. 2, CO: (continued)
(AG), 5.00%, 12/1/46	$6,810	$ 6,909,500
		$ 8,420,028
Insured - Lease Revenue/Certificates of Participation — 2.1%
Greeley School District No. 6, CO, Weld County, (AG), 5.25%, 12/1/50	$2,690	$ 2,760,928
Sanger Unified School District, CA, (AG), 5.00%, 6/1/45	5,500	5,643,013
		$ 8,403,941
Insured - Special Tax Revenue — 1.7%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/41	$1,750	$ 1,898,523
(AG), 5.25%, 6/1/42	1,750	1,897,595
(AG), 5.25%, 6/1/44	1,000	1,077,297
(AG), 5.25%, 6/1/45	1,000	1,073,092
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,062,170
		$ 7,008,677
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$2,140	$ 1,265,348
		$ 1,265,348
Insured - Water and Sewer — 0.3%
Aquarion Water Authority, CT, (BAM), 0.00%, 8/1/46	$3,500	$ 1,309,192
		$ 1,309,192
Lease Revenue/Certificates of Participation — 1.5%
California State Public Works Board, 5.00%, 11/1/47	$2,505	$ 2,657,139
Schenectady County Capital Resource Corp., NY, (One Broadway Center), 5.50%, 1/1/57	3,250	3,372,891
		$ 6,030,030
Other Revenue — 8.7%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$5,000	$ 5,114,139
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	4,700	4,741,566
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	2,000	2,042,090
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue: (continued)
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	$3,050	$ 3,221,276
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/44	1,160	1,206,790
5.00%, 11/1/47	950	970,709
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	966,291
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,575,427
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,092,637
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,599,899
5.00% to 12/1/32 (Put Date), 5/1/55	1,250	1,303,470
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	8,000	8,427,934
		$ 35,262,228
Senior Living/Life Care — 1.6%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 992,423
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.25%, 2/1/44	700	721,881
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,002,910
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,000	1,022,475
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	2,660	2,845,176
		$ 6,584,865
Special Tax Revenue — 11.1%
Albuquerque, NM, Gross Receipts Tax Revenue, 5.00%, 7/1/32	$1,350	$ 1,485,243
Michigan Trunk Line Fund, 4.00%, 11/15/39	15,545	15,153,247
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/44	4,000	4,248,908
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,008,012
4.00%, 2/15/39	6,095	5,974,126
5.00%, 2/15/43	1,030	1,042,005
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/44	680	725,393
New York State Dormitory Authority, 5.00%, 3/15/45	7,535	7,948,752
6
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Thruway Authority, 5.00%, 3/15/46	$2,000	$ 2,097,164
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/41	250	270,193
Green Bonds, 5.25%, 11/15/39	1,215	1,338,062
		$ 45,291,105
Transportation — 4.2%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,203,063
Bay Area Toll Authority, CA, 5.00%, 4/1/40	2,360	2,696,504
Louisiana Gasoline and Fuels Tax Revenue, 5.00%, 5/1/39	5,000	5,414,354
Pennsylvania Turnpike Commission:
5.00%, 12/1/42	1,000	1,013,825
(LOC: TD Bank, N.A.), 2.16%, 12/1/38(2)	2,500	2,500,000
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/46	4,000	4,267,278
		$ 17,095,024
Water and Sewer — 11.9%
Aquarion Water Authority, CT, 5.00%, 8/1/35	$1,250	$ 1,374,641
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	3,200	2,676,422
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,099,457
Massachusetts Clean Water Trust:
Sustainability Bonds, 5.00%, 2/1/44	1,300	1,397,312
Sustainability Bonds, 5.00%, 2/1/45	2,500	2,675,174
Metropolitan Utilities District of Omaha, Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,592,297
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,900	4,804,530
Ohio Water Development Authority, OH, 5.00%, 12/1/45	1,250	1,339,331
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,906,901
Tarrant Regional Water District, TX, Water Supply System Revenue, 5.00%, 3/1/44	2,500	2,649,198
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,221,883
Washington Suburban Sanitary District, MD:
2.00%, 12/1/41	1,000	697,597
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD: (continued)
5.00%, 6/1/44	$1,175	$ 1,257,644
		$ 48,692,387
Total Tax-Exempt Municipal Obligations (identified cost $398,208,004)		$402,565,434

Taxable Municipal Obligations — 0.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.0%†
Kansas City, MO, 5.70%, 2/1/46	$25	$ 25,106
		$ 25,106
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 484,479
		$ 484,479
Total Taxable Municipal Obligations (identified cost $510,000)		$ 509,585

Short-Term Investments — 3.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	12,728,720	$ 12,728,720
Total Short-Term Investments (identified cost $12,728,720)		$ 12,728,720
Total Investments — 102.0% (identified cost $411,446,724)		$415,803,739
Other Assets, Less Liabilities — (2.0)%		$ (8,085,468)
Net Assets — 100.0%		$407,718,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	When-issued security.
7
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(2)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2026.
At July 31, 2026, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.7%
New York	11.4%
Others, representing less than 10% individually	73.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At
July 31, 2026, 8.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 7.7% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
8
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Statements of Assets and Liabilities (Unaudited)

	July 31, 2026
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $132,104,268 and $398,718,004, respectively)	$132,714,585	$403,075,019
Affiliated investments, at value (identified cost $7,205,969 and $12,728,720, respectively)	7,205,969	12,728,720
Interest receivable	1,444,044	4,477,280
Dividends receivable from affiliated investments	17,890	26,834
Receivable for investments sold	20,096	117,630
Receivable for Fund shares sold	74,364	208,495
Receivable from affiliates	20,310	—
Trustees' deferred compensation plan	86,650	51,864
Total assets	$141,583,908	$420,685,842
Liabilities
Payable for when-issued securities	$3,846,876	$11,389,664
Payable for Fund shares redeemed	145,320	439,844
Distributions payable	70,510	529,203
Payable to affiliates:
Investment adviser and administration fee	40,290	174,048
Distribution and service fees	10,769	10,678
Sub-transfer agency fee	1,888	1,625
Trustees' deferred compensation plan	86,650	51,864
Accrued expenses	67,212	370,645
Total liabilities	$4,269,515	$12,967,571
Net Assets	$137,314,393	$407,718,271
Sources of Net Assets
Paid-in capital	$148,968,967	$434,841,975
Accumulated loss	(11,654,574)	(27,123,704)
Net Assets	$137,314,393	$407,718,271
Class A Shares
Net Assets	$46,174,186	$39,480,134
Shares Outstanding	4,565,157	3,335,117
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.11	$11.84
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.45	$12.24
Class C Shares
Net Assets	$999,640	$2,432,203
Shares Outstanding	99,179	205,541
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.08	$11.83
Class I Shares
Net Assets	$90,140,567	$365,805,934
Shares Outstanding	8,909,898	30,869,902
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.12	$11.85

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Statements of Operations (Unaudited)

	Six Months Ended July 31, 2026
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investments	$86,626	$192,574
Interest income	2,536,907	8,444,498
Total investment income	$2,623,533	$8,637,072
Expenses
Investment adviser and administration fee	$240,127	$1,022,653
Distribution and service fees:
Class A	59,389	51,323
Class C	5,419	12,396
Trustees’ fees and expenses	4,108	11,810
Custodian fee	21,215	50,732
Transfer and dividend disbursing agent fees	27,422	6,724
Legal and accounting services	42,327	62,736
Printing and postage	10,211	6,319
Registration fees	29,094	28,815
Miscellaneous	8,321	19,709
Total expenses	$447,633	$1,273,217
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$36,405	$7,676
Total expense reductions	$36,405	$7,676
Net expenses	$411,228	$1,265,541
Net investment income	$2,212,305	$7,371,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$153,906	$558,128
Net realized gain	$153,906	$558,128
Change in unrealized appreciation (depreciation):
Investments	$(2,777,336)	$(11,425,961)
Net change in unrealized appreciation (depreciation)	$(2,777,336)	$(11,425,961)
Net realized and unrealized loss	$(2,623,430)	$(10,867,833)
Net decrease in net assets from operations	$(411,125)	$(3,496,302)
10
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Statements of Changes in Net Assets

	Six Months Ended July 31, 2026 (Unaudited)
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,212,305	$7,371,531
Net realized gain	153,906	558,128
Net change in unrealized appreciation (depreciation)	(2,777,336)	(11,425,961)
Net decrease in net assets from operations	$(411,125)	$(3,496,302)
Distributions to shareholders:
Class A	$(700,293)	$(654,665)
Class C	(11,909)	(30,249)
Class I	(1,417,659)	(6,290,341)
Total distributions to shareholders	$(2,129,861)	$(6,975,255)
Transactions in shares of beneficial interest:
Class A	$(3,135,805)	$(1,389,761)
Class C	(127,346)	(16,699)
Class I	5,151,856	9,307,654
Net increase in net assets from Fund share transactions	$1,888,705	$7,901,194
Net decrease in net assets	$(652,281)	$(2,570,363)
Net Assets
At beginning of period	$137,966,674	$410,288,634
At end of period	$137,314,393	$407,718,271
11
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2026
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,459,239	$14,804,571
Net realized gain	1,496,010	1,336,528
Net change in unrealized appreciation (depreciation)	1,863,238	5,122,745
Net increase in net assets from operations	$7,818,487	$21,263,844
Distributions to shareholders:
Class A	$(1,662,940)	$(1,234,327)
Class C	(31,684)	(82,277)
Class I	(2,764,808)	(12,774,991)
Total distributions to shareholders	$(4,459,432)	$(14,091,595)
Transactions in shares of beneficial interest:
Class A	$(8,396,483)	$1,521,516
Class C	(280,008)	(1,506,533)
Class I	(7,620,727)	(59,927,562)
Net decrease in net assets from Fund share transactions	$(16,297,218)	$(59,912,579)
Net decrease in net assets	$(12,938,163)	$(52,740,330)
Net Assets
At beginning of year	$150,904,837	$463,028,964
At end of year	$137,966,674	$410,288,634
12
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$10.30	$10.04	$10.11	$10.17	$10.45	$10.83
Income (Loss) From Operations
Net investment income	$0.16 (1)	$0.31 (1)	$0.32 (1)	$0.28	$0.17	$0.06
Net realized and unrealized gain (loss)	(0.20)	0.26	(0.08)	(0.07)	(0.30)	(0.32)
Total income (loss) from operations	$(0.04)	$0.57	$0.24	$0.21	$(0.13)	$(0.26)
Less Distributions
From net investment income	$(0.15)	$(0.31)	$(0.31)	$(0.27)	$(0.15)	$(0.05)
From net realized gain	—	—	—	—	—	(0.07)
Total distributions	$(0.15)	$(0.31)	$(0.31)	$(0.27)	$(0.15)	$(0.12)
Net asset value — End of period	$10.11	$10.30	$10.04	$10.11	$10.17	$10.45
Total Return(2)	(0.40)%(3)	5.79%	2.38%	2.14%	(1.20)%	(2.39)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,174	$50,170	$57,246	$61,741	$77,727	$119,419
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.81%(5)	0.79%	0.74%	0.75%	0.76%	0.80%
Net expenses	0.76%(5)(6)	0.76%(6)	0.74%(6)	0.75%(6)	0.76%(6)	0.80%
Net investment income	3.07%(5)	3.09%	3.16%	2.85%	1.45%	0.59%
Portfolio Turnover	25%(3)	89%	55%	92%	109%	96%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the six months ended July 31, 2026 and the year ended January 31, 2026, less than
0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended
January 31, 2024 and 2023).

13
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$10.26	$10.01	$10.07	$10.14	$10.39	$10.79
Income (Loss) From Operations
Net investment income (loss)(1)	$0.12	$0.23	$0.24	$0.21	$0.07	$(0.02)
Net realized and unrealized gain (loss)	(0.19)	0.25	(0.07)	(0.09)	(0.27)	(0.31)
Total income (loss) from operations	$(0.07)	$0.48	$0.17	$0.12	$(0.20)	$(0.33)
Less Distributions
From net investment income	$(0.11)	$(0.23)	$(0.23)	$(0.19)	$(0.05)	$—
From net realized gain	—	—	—	—	—	(0.07)
Total distributions	$(0.11)	$(0.23)	$(0.23)	$(0.19)	$(0.05)	$(0.07)
Net asset value — End of period	$10.08	$10.26	$10.01	$10.07	$10.14	$10.39
Total Return(2)	(0.68)%(3)	4.91%	1.71%	1.27%	(1.89)%	(3.11)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,000	$1,146	$1,391	$2,098	$3,252	$4,603
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.56%(5)	1.54%	1.49%	1.50%	1.51%	1.55%
Net expenses	1.51%(5)(6)	1.51%(6)	1.49%(6)	1.50%(6)	1.51%(6)	1.55%
Net investment income (loss)	2.32%(5)	2.33%	2.41%	2.10%	0.71%	(0.16)%
Portfolio Turnover	25%(3)	89%	55%	92%	109%	96%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the six months ended July 31, 2026 and the year ended January 31, 2026, less than
0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended
January 31, 2024 and 2023).

14
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$10.30	$10.05	$10.11	$10.18	$10.45	$10.83
Income (Loss) From Operations
Net investment income	$0.17 (1)	$0.34 (1)	$0.34	$0.30	$0.18	$0.09
Net realized and unrealized gain (loss)	(0.19)	0.25	(0.07)	(0.07)	(0.27)	(0.32)
Total income (loss) from operations	$(0.02)	$0.59	$0.27	$0.23	$(0.09)	$(0.23)
Less Distributions
From net investment income	$(0.16)	$(0.34)	$(0.33)	$(0.30)	$(0.18)	$(0.08)
From net realized gain	—	—	—	—	—	(0.07)
Total distributions	$(0.16)	$(0.34)	$(0.33)	$(0.30)	$(0.18)	$(0.15)
Net asset value — End of period	$10.12	$10.30	$10.05	$10.11	$10.18	$10.45
Total Return(2)	(0.18)%(3)	5.95%	2.73%	2.29%	(0.85)%	(2.14)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,141	$86,651	$92,269	$112,946	$148,903	$207,787
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.56%(5)	0.54%	0.49%	0.50%	0.51%	0.55%
Net expenses	0.51%(5)(6)	0.51%(6)	0.49%(6)	0.50%(6)	0.51%(6)	0.55%
Net investment income	3.32%(5)	3.33%	3.41%	3.10%	1.73%	0.84%
Portfolio Turnover	25%(3)	89%	55%	92%	109%	96%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the six months ended July 31, 2026 and the year ended January 31, 2026, less than
0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended
January 31, 2024 and 2023).

15
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$12.14	$11.91	$12.09	$12.09	$12.49	$13.07
Income (Loss) From Operations
Net investment income	$0.20 (1)	$0.40 (1)	$0.37	$0.37	$0.23	$0.13
Net realized and unrealized gain (loss)	(0.31)	0.21	(0.18)	(0.01)	(0.40)	(0.53)
Total income (loss) from operations	$(0.11)	$0.61	$0.19	$0.36	$(0.17)	$(0.40)
Less Distributions
From net investment income	$(0.19)	$(0.38)	$(0.37)	$(0.36)	$(0.23)	$(0.13)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	$(0.19)	$(0.38)	$(0.37)	$(0.36)	$(0.23)	$(0.18)
Net asset value — End of period	$11.84	$12.14	$11.91	$12.09	$12.09	$12.49
Total Return(2)	(0.92)%(3)	5.26%	1.58%	3.13%	(1.25)%	(3.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,480	$41,898	$39,656	$46,655	$52,419	$61,492
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.84%(5)	0.83%	0.87%	1.00%	1.03%	1.02%
Net expenses	0.84%(5)(6)	0.83%(6)	0.85%(6)	0.84%(6)	0.87%(6)	0.90%
Net investment income	3.39%(5)	3.39%	3.29%	3.20%	1.96%	1.09%
Portfolio Turnover	20%(3)	64%	42%	127%	159%	61%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026 and 2025,
0.01% of average daily net assets for the year ended January 31, 2024 and less than 0.01% of average daily net assets for the year ended January 31,
2023).

16
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$12.14	$11.91	$12.09	$12.08	$12.48	$13.07
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.30	$0.29	$0.14	$0.04
Net realized and unrealized gain (loss)	(0.32)	0.21	(0.20)	(0.00)(2)	(0.39)	(0.54)
Total income (loss) from operations	$(0.16)	$0.52	$0.10	$0.29	$(0.25)	$(0.50)
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.28)	$(0.15)	$(0.04)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	$(0.15)	$(0.29)	$(0.28)	$(0.28)	$(0.15)	$(0.09)
Net asset value — End of period	$11.83	$12.14	$11.91	$12.09	$12.08	$12.48
Total Return(3)	(1.37)%(4)	4.47%	0.82%	2.44%	(2.00)%	(3.88)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,432	$2,511	$3,982	$4,437	$5,307	$8,362
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.59%(6)	1.58%	1.62%	1.75%	1.78%	1.77%
Net expenses	1.59%(6)(7)	1.58%(7)	1.60%(7)	1.59%(7)	1.62%(7)	1.65%
Net investment income	2.64%(6)	2.65%	2.54%	2.44%	1.17%	0.34%
Portfolio Turnover	20%(4)	64%	42%	127%	159%	61%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6)	Annualized.
(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026 and 2025,
0.01% of average daily net assets for the year ended January 31, 2024 and less than 0.01% of average daily net assets for the year ended January 31,
2023).

17
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$12.15	$11.92	$12.11	$12.10	$12.50	$13.09
Income (Loss) From Operations
Net investment income	$0.22 (1)	$0.43 (1)	$0.40	$0.40	$0.26	$0.17
Net realized and unrealized gain (loss)	(0.31)	0.21	(0.19)	(0.00)(2)	(0.40)	(0.54)
Total income (loss) from operations	$(0.09)	$0.64	$0.21	$0.40	$(0.14)	$(0.37)
Less Distributions
From net investment income	$(0.21)	$(0.41)	$(0.40)	$(0.39)	$(0.26)	$(0.17)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	$(0.21)	$(0.41)	$(0.40)	$(0.39)	$(0.26)	$(0.22)
Net asset value — End of period	$11.85	$12.15	$11.92	$12.11	$12.10	$12.50
Total Return(3)	(0.79)%(4)	5.52%	1.84%	3.39%	(1.01)%	(2.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$365,806	$365,880	$419,391	$414,852	$506,284	$619,232
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.59%(6)	0.58%	0.62%	0.75%	0.77%	0.77%
Net expenses	0.59%(6)(7)	0.58%(7)	0.60%(7)	0.59%(7)	0.61%(7)	0.65%
Net investment income	3.64%(6)	3.64%	3.54%	3.44%	2.21%	1.34%
Portfolio Turnover	20%(4)	64%	42%	127%	159%	61%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6)	Annualized.
(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026 and 2025,
0.01% of average daily net assets for the year ended January 31, 2024 and less than 0.01% of average daily net assets for the year ended January 31,
2023).

18
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C Federal and Other Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
19

Parametric
TABS Municipal Bond Funds
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

E Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
J Interim Financial Statements—The interim financial statements relating to July 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2026, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Deferred capital losses:
Short-term	$10,132,139	$29,313,802
Long-term	$2,793,450	$5,231,302
20

Parametric
TABS Municipal Bond Funds
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$138,746,744	$409,000,335
Gross unrealized appreciation	$1,474,890	$8,783,926
Gross unrealized depreciation	(301,080)	(1,980,522)
Net unrealized appreciation	$1,173,810	$6,803,404
3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Annual Fee Rate
Average Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Up to $1 billion	0.3500%	0.5000%
$1 billion but less than $2 billion	0.3375%	0.4750%
$2 billion but less than $5 billion	0.3250%	0.4550%
$5 billion and over	0.3175%	0.4400%
For the six months ended July 31, 2026, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$240,127	$1,022,653
Effective Annual Rate	0.35%	0.50%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2026, the investment adviser and administration fee paid was reduced by $3,478 and $7,676 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively, and 0.85%, 1.60% and 0.60% of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I,
21

Parametric
TABS Municipal Bond Funds
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

respectively. These agreements may be changed or terminated after June 1, 2027. Pursuant to these agreements, EVM and Parametric waived and/or reimbursed $32,927 and none in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the six months ended July 31, 2026.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended July 31, 2026 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$2,689	$2,615
EVD's Class A Sales Charges	$255	$1,118
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of EVM.
4 Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2026 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$59,389	$51,323
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2026, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$4,064	$9,297
Pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2026 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$1,355	$3,099
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
22

Parametric
TABS Municipal Bond Funds
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2026, the Funds were informed that EVD received the following amount of CDSCs paid by Class A and Class C shareholders.
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A	$327	$2,267
Class C	$ —	$ —
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2026 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$31,044,495	$84,527,373
U.S. Government and Agency Securities	2,169,619	5,141,586
Total	$33,214,114	$89,668,959
Sales
Investments (non-U.S. Government)	$31,183,050	$75,025,881
U.S. Government and Agency Securities	2,142,366	5,059,873
Total	$33,325,416	$80,085,754
7 Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	79,414	$ 811,087	263,546	$ 2,675,700
Issued to shareholders electing to receive payments of distributions in Fund shares	51,277	524,705	124,100	1,255,715
Redemptions	(436,270)	(4,471,597)	(1,217,219)	(12,327,898)
Net decrease	(305,579)	$(3,135,805)	(829,573)	$(8,396,483)
23

Parametric
TABS Municipal Bond Funds
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

Short-Term Municipal Bond Fund (continued)
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class C
Sales	2,423	$ 24,465	27,080	$ 268,381
Issued to shareholders electing to receive payments of distributions in Fund shares	1,157	11,802	2,936	29,615
Redemptions	(16,062)	(163,613)	(57,306)	(578,004)
Net decrease	(12,482)	$ (127,346)	(27,290)	$ (280,008)
Class I
Sales	1,097,135	$11,275,132	2,601,335	$26,385,998
Issued to shareholders electing to receive payments of distributions in Fund shares	113,987	1,166,415	226,709	2,295,073
Redemptions	(711,620)	(7,289,691)	(3,602,970)	(36,301,798)
Net increase (decrease)	499,502	$ 5,151,856	(774,926)	$(7,620,727)

Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	454,548	$ 5,497,171	887,498	$ 10,601,069
Issued to shareholders electing to receive payments of distributions in Fund shares	27,535	331,914	50,480	600,487
Redemptions	(598,071)	(7,218,846)	(816,304)	(9,680,040)
Net increase (decrease)	(115,988)	$(1,389,761)	121,674	$ 1,521,516
Class C
Sales	27,829	$ 334,286	36,186	$ 430,528
Issued to shareholders electing to receive payments of distributions in Fund shares	1,556	18,747	3,841	45,585
Redemptions	(30,751)	(369,732)	(167,582)	(1,982,646)
Net decrease	(1,366)	$ (16,699)	(127,555)	$ (1,506,533)
Class I
Sales	2,829,295	$34,258,383	6,148,186	$ 73,128,476
Issued to shareholders electing to receive payments of distributions in Fund shares	284,319	3,429,860	615,233	7,325,693
Redemptions	(2,350,577)	(28,380,589)	(11,832,208)	(140,381,731)
Net increase (decrease)	763,037	$ 9,307,654	(5,068,789)	$(59,927,562)
24

Parametric
TABS Municipal Bond Funds
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

8 Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2026.
9 Affiliated Investments
At July 31, 2026, the value of each Fund’s investment in funds that may be deemed to be affiliated was $7,205,969 for Short-Term Municipal Bond Fund, which represents 5.2% of its net assets, and $12,728,720 for Intermediate-Term Municipal Bond Fund, which represents 3.1% of its net assets. Transactions in such investments by the Funds for the six months ended July 31, 2026 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$783,762	$29,558,399	$(23,136,192)	$ —	$ —	$7,205,969	$86,626	7,205,969

Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,626,049	$74,583,024	$(67,480,353)	$ —	$ —	$12,728,720	$192,574	12,728,720
10 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
25

Parametric
TABS Municipal Bond Funds
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

At July 31, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$132,049,585	$ —	$132,049,585
Taxable Municipal Obligations	—	665,000	—	665,000
Short-Term Investments	7,205,969	—	—	7,205,969
Total Investments	$7,205,969	$132,714,585	$ —	$139,920,554

Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$402,565,434	$ —	$402,565,434
Taxable Municipal Obligations	—	509,585	—	509,585
Short-Term Investments	12,728,720	—	—	12,728,720
Total Investments	$12,728,720	$403,075,019	$ —	$415,803,739
26

Parametric
TABS Municipal Bond Funds
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
27

Parametric
TABS Municipal Bond Funds
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Parametric TABS Intermediate-Term Municipal Bond Fund and Parametric TABS Short-Term Municipal Bond Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser,
28

Parametric
TABS Municipal Bond Funds
July 31, 2026
Board of Trustees’ Contract Approval — continued

with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of each Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board also considered the Sub-adviser’s tax-advantaged bond strategies group and the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of each Fund was higher than the median performance of such Fund’s peer group for the three-year period. The Board also noted that the performance of each Fund was higher than its applicable primary and secondary performance benchmark indexes for the three-year period. The Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on each Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
29

Parametric
TABS Municipal Bond Funds
July 31, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with each Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.
30

EITAX-NCSR 7.31.26

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2026
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.4%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,361,397
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	1,600	1,516,737
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/38	70	78,063
Oklahoma Water Resources Board, (State Loan Program):
5.00%, 10/1/40	880	936,668
5.00%, 10/1/41	580	615,475
Texas Water Development Board, 4.00%, 10/15/39	10,000	9,873,915
		$ 14,382,255
Education — 6.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.845%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,749,036
California University:
5.00%, 11/1/40	4,580	5,052,866
5.00%, 11/1/41	4,410	4,853,857
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	1,947,121
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	440	443,469
Metropolitan State University of Denver, CO, (Student Housing and Event Center):
5.00%, 12/1/40	2,080	2,241,687
5.00%, 12/1/41	1,815	1,935,990
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,155,489
Permanent University Fund - Texas A&M University System:
5.00%, 7/1/36	2,310	2,602,146
5.00%, 7/1/37	1,935	2,157,034
5.00%, 7/1/41	4,840	5,247,679
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	732,097
University of California:
5.25%, 5/15/37	3,730	4,326,802
5.25%, 5/15/37	3,400	3,944,002
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,490	1,467,591
Virginia College Building Authority:
4.00%, 2/1/33	865	866,863
5.00%, 2/1/34	7,375	8,239,627
Security	Principal Amount (000's omitted)	Value
Education (continued)
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	$1,690	$ 1,514,082
		$ 51,477,438
Electric Utilities — 1.6%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 4.00%, 2/15/35	$5,690	$ 5,733,092
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	540,505
Florida Municipal Power Agency, 3.00%, 10/1/33	1,725	1,612,710
Glendale, CA, Electric Revenue, 5.00%, 2/1/38	1,515	1,736,415
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	736,022
Metropolitan Government of Nashville and Davidson County, TN, Electric Revenue, 4.00%, 5/15/39	1,375	1,348,276
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	920	936,056
		$ 12,643,076
Escrowed/Prerefunded — 0.2%
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	$345	$ 359,525
Los Angeles Unified School District, CA, Green Bonds, Prerefunded to 10/1/33, 5.00%, 10/1/38	1,455	1,650,408
		$ 2,009,933
General Obligations — 42.0%
Alabama, 5.00%, 8/1/41	$2,465	$ 2,689,968
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	300	300,676
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	7,000	7,623,409
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,725,015
Anoka-Hennepin Independent School District No. 11, MN, 3.00%, 2/1/36	525	473,483
Athens, AL, 5.00%, 5/1/33	60	66,167
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	400,179
Beaufort County School District, SC:
3.00%, 3/1/39	7,800	7,003,196
3.00%, 3/1/40	8,455	7,470,837
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,599,785
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	275	282,711
Bexar County, TX, 3.00%, 6/15/30	5,950	5,908,573
1
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	$1,000	$ 1,000,192
Brookline, MA, 3.10%, 3/15/33	1,445	1,405,047
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	914,623
California:
3.00%, 11/1/35	3,505	3,319,815
3.80%, 12/1/38	1,085	1,097,739
Celina, TX, 1.625%, 9/1/32	2,380	2,021,717
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	887,415
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	300	263,417
0.00%, 8/1/31	460	388,774
0.00%, 8/1/32	530	430,071
0.00%, 8/1/35	175	124,670
0.00%, 8/1/36	175	118,873
0.00%, 8/1/37	275	177,724
0.00%, 8/1/38	325	198,895
0.00%, 8/1/39	365	211,345
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,108,234
4.00%, 9/1/33	1,000	1,005,613
4.00%, 9/1/34	1,000	1,003,801
Chandler, AZ, 2.85%, 7/1/32	350	336,165
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	431,947
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	495,196
Clark County, NV:
3.00%, 11/1/34	1,000	943,601
4.00%, 6/1/36	175	175,209
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	930	799,269
1.75%, 7/1/34	1,760	1,461,486
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	320,119
College Station, TX:
3.35%, 2/15/34	1,485	1,442,002
3.45%, 2/15/35	865	837,037
Comal County, TX, 4.00%, 2/1/33	5,580	5,580,881
Connecticut:
4.00%, 1/15/34	3,000	3,054,506
4.00%, 1/15/35	3,000	3,048,029
5.00%, 12/1/31	1,460	1,598,346
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Connecticut: (continued)
5.00%, 3/15/35	$225	$ 252,690
5.00%, 12/1/35	220	247,719
Conroe Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,820	1,982,086
Conroe, TX, 4.125%, 3/1/39	1,895	1,888,093
Cook County School District No. 25, IL, 5.00%, 12/15/32	630	634,628
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	556,084
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,413,809
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,025	938,589
3.00%, 5/1/36	910	818,313
Dallas, TX, 5.00%, 2/15/40	5,145	5,536,177
David Douglas School District No. 40, OR:
0.00%, 6/15/31	325	273,090
0.00%, 6/15/34	1,455	1,069,544
0.00%, 6/15/35	1,250	873,085
0.00%, 6/15/36	1,690	1,114,832
0.00%, 6/15/37	700	435,485
0.00%, 6/15/38	750	438,963
Dedham, MA, 3.30%, 4/1/36	775	742,275
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	751,765
Delaware, 5.00%, 5/1/37	1,230	1,363,392
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	500,203
Euless, TX, 5.00%, 2/15/34	125	136,964
Fairfax County, VA, 4.00%, 10/1/42	4,680	4,589,116
Florida:
2.00%, 7/1/33	1,535	1,321,916
3.00%, 7/1/34	5,195	4,841,581
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	364,976
3.00%, 8/15/36	500	447,789
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	1,515	1,353,656
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	604,530
5.00%, 8/15/32	935	1,002,960
5.00%, 8/15/33	1,020	1,091,428
5.00%, 8/15/34	330	352,027
2
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Grayson County Junior College District, TX, 5.00%, 2/15/36	$865	$ 941,122
Greensboro, NC, 2.00%, 4/1/36	280	230,582
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,480	1,335,961
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,996,800
2.00%, 8/1/33	1,305	1,143,541
Hays County, TX, 3.00%, 2/15/37	1,125	991,840
Hempstead, NY:
2.00%, 6/15/33	5,835	5,113,856
2.00%, 6/15/34	6,095	5,213,350
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,006,226
Henrico County, VA, 3.35%, 8/1/36	4,440	4,209,878
Homewood, AL, 5.00%, 9/1/29	1,325	1,327,183
Houston, TX, 4.00%, 3/1/37	1,730	1,722,798
Huntsville, AL:
5.00%, 9/1/40	475	521,169
5.00%, 9/1/40	3,840	4,213,238
5.00%, 9/1/41	4,095	4,471,331
5.00%, 9/1/41	4,030	4,400,358
Independence School District, MO, 3.25%, 3/1/38	1,520	1,428,730
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,705,671
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37(2)	1,360	1,516,260
Kettering City School District, OH, 5.00%, 10/1/41(2)	1,000	1,045,927
Knox County, TN, 3.00%, 6/1/35	2,160	2,016,358
Knoxville, TN, 3.00%, 5/1/39	3,365	2,918,160
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	717,170
Lake Oswego, OR, 2.50%, 6/1/33	1,205	1,110,044
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,002,695
Lane County School District No. 40, OR, 0.00%, 6/15/38	900	520,776
Lexington, MA, 3.20%, 2/15/36	545	514,930
Lone Star College System, TX, 3.00%, 2/15/36	1,395	1,263,859
Longmeadow, MA, 2.00%, 5/15/34	345	291,905
Longview, TX, 4.00%, 9/1/37	1,100	1,085,238
Loudoun County, VA:
3.25%, 12/1/35	910	859,591
5.00%, 12/1/37	2,000	2,234,727
Marshfield, MA:
2.00%, 9/15/33	385	331,901
2.00%, 9/15/34	695	583,993
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Maryland, 5.00%, 6/1/40	$5,000	$ 5,444,522
Massachusetts, 2.00%, 3/1/34	450	387,959
McKinney, TX, 2.50%, 8/15/35	2,080	1,819,743
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	330,670
Merriam, KS, 4.50%, 8/1/40	2,700	2,802,559
Minnesota, 5.00%, 8/1/38	4,950	5,471,341
Minnetonka Independent School District No. 276, MN:
0.00%, 2/1/39	625	379,433
0.00%, 2/1/40	500	288,269
0.00%, 2/1/41	675	368,302
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,435	2,621,972
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,295,445
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,184,929
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	170,603
Nebo School District, UT, 2.125%, 7/1/34	4,465	3,888,357
Nevada, 2.125%, 5/1/38	1,800	1,415,231
New York, NY:
4.00%, 10/1/37	1,875	1,837,407
5.00%, 2/1/40	1,030	1,102,510
5.00%, 10/1/40	1,995	2,118,921
5.00%, 8/1/41	4,000	4,244,058
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,508,368
0.00%, 8/1/37	6,580	4,382,823
Norfolk, VA, 5.00%, 9/1/40	4,810	5,082,911
Orange County, NC:
3.25%, 8/1/36	1,905	1,805,472
3.30%, 8/1/37	1,770	1,671,160
Oregon:
5.00%, 5/15/39	2,250	2,354,892
5.00%, 5/15/40	2,875	3,002,631
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	4,840,039
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	252,164
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,576,415
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	768,583
Pennsylvania, 4.00%, 10/1/37	17,000	17,063,784
Plano, TX, 3.28%, 9/1/35	1,700	1,610,637
3
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Portland, ME, 2.50%, 4/1/35	$1,325	$ 1,163,632
Portland, OR, 2.00%, 10/1/35	2,345	1,949,057
Racine County, WI:
0.25%, 3/1/37	235	154,507
0.50%, 3/1/38	320	207,791
Rhode Island, 2.00%, 8/1/36	190	150,190
Richmond, VA:
2.60%, 7/15/37	7,845	6,622,206
2.65%, 7/15/38	7,910	6,569,800
River Falls School District, WI, 3.20%, 4/1/32	920	911,123
Roseville Joint Union High School District, CA, (Election of 2007):
0.00%, 8/1/33	85	66,350
0.00%, 8/1/34	85	63,338
0.00%, 8/1/37	175	111,231
0.00%, 8/1/38	210	125,720
0.00%, 8/1/39	225	126,734
0.00%, 8/1/40	215	113,982
Round Rock, TX, 4.00%, 8/15/38	725	720,099
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	500,119
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,475,532
Scituate, MA, 2.00%, 10/1/34	670	574,233
Somerville, MA, 1.75%, 10/15/34	4,020	3,336,127
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	300	300,592
Spokane, WA, 4.00%, 12/1/36	2,980	2,979,913
St. Charles School District, MO, 3.00%, 3/1/38	650	557,639
Stamford, CT, 2.00%, 8/15/33	805	696,060
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,001,462
Travis County, TX:
3.375%, 3/1/38	1,565	1,442,640
3.375%, 3/1/38	405	373,335
5.00%, 3/1/41	3,075	3,306,585
Tukwila, WA, 4.00%, 12/1/35	500	500,337
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,016,992
Umatilla School District No. 6R, Umatilla County, OR, 0.00%, 6/15/30	110	96,184
Union County, NC:
3.00%, 9/1/35	505	475,871
3.00%, 9/1/36	435	403,606
United Independent School District, TX:
4.00%, 2/15/33	350	350,876
4.00%, 2/15/34	535	536,043
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
United Independent School District, TX: (continued)
4.00%, 2/15/36	$580	$ 580,422
4.00%, 2/15/37	600	600,104
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	800,167
Vestavia Hills, AL, 4.00%, 8/1/35	750	756,913
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	423,058
3.00%, 10/15/36	340	308,223
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	1,036,582
2.00%, 7/15/35	1,110	898,663
2.00%, 7/15/36	1,250	982,010
Washington:
5.00%, 8/1/36	6,775	7,645,132
5.00%, 7/1/39	4,705	5,162,964
5.00%, 8/1/39	1,205	1,246,211
5.00%, 8/1/40	3,925	4,052,087
5.00%, 8/1/40	4,485	4,915,476
5.00%, 2/1/41	3,000	3,130,526
5.00%, 2/1/41	1,780	1,919,183
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,099,000
Westchester County, NY, 2.00%, 10/15/33	650	560,188
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	1,395	1,224,515
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	360,245
Williamson County, TX, 3.00%, 2/15/33	220	208,776
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	106,980
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	406,668
		$341,166,799
Hospital — 3.9%
California Health Facilities Financing Authority, (Adventist Health System/West):
4.00%, 3/1/27	$90	$ 90,026
5.00%, 12/1/35	1,250	1,379,265
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	340	343,880
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/35	220	240,190
5.00%, 11/1/36	335	363,048
5.00%, 11/1/37	280	301,372
5.00%, 11/1/38	365	389,904
4
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Center City, MN, (Hazelden Betty Ford Foundation): (continued)
5.00%, 11/1/39	$385	$ 408,467
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	335,443
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	101,127
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00%, 11/15/33(2)	4,480	4,883,023
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	100	101,279
Idaho Health Facilities Authority, ID, (St. Lukes's Health System), 5.00% to 3/1/35 (Put Date), 3/1/60	1,750	1,896,636
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,007,162
5.00%, 10/1/31	1,500	1,505,371
5.00%, 10/1/32	2,000	2,007,162
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 5.00%, 5/15/37	2,650	2,984,278
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	1,961,182
Minnesota Agricultural and Economic Development Board, (Fairview Health Services), 5.00%, 11/15/31	875	931,918
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,001,234
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/28	600	600,971
5.00%, 7/1/31	275	275,841
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	151,351
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 12/15/39	3,010	3,109,764
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	3,220	3,481,343
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/28	65	65,085
5.00%, 12/1/30	300	300,303
5.00%, 12/1/31	70	70,062
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	429,555
		$ 31,716,242
Security	Principal Amount (000's omitted)	Value
Housing — 8.4%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$3,590	$ 3,789,450
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	735	784,349
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,165	1,038,020
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	2,665	2,922,539
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,016,567
Maricopa County and Phoenix Industrial Development Authorities, AZ, (GNMA), 5.75%, 3/1/56	5,880	6,356,445
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	6,880	7,369,546
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	300,516
2019 Series A, 4.00%, 8/1/35	440	446,611
2019 Series C, 4.00%, 8/1/34	240	244,488
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,280	2,421,058
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/29	20	19,764
New York Mortgage Agency, 3.65%, 4/1/32	95	93,540
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	4,320	4,618,509
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,075	2,227,259
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	4,505	4,823,437
South Dakota Housing Development Authority:
(FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,075	4,380,114
(FHLMC), (FNMA), GNMA), 6.25%, 11/1/55	4,755	5,232,224
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,125	2,281,156
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,095	4,443,600
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	4,495	4,884,920
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	988,800
Virginia Housing Development Authority, 2.55%, 5/1/27	90	89,609
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	5,460	5,829,824
		$ 68,602,345
5
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.2%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/39	$1,220	$ 1,330,536
		$ 1,330,536
Insured - Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AG), 4.00%, 1/1/37	$470	$ 467,181
(AG), 5.00%, 7/1/30	120	128,584
(AG), 5.00%, 7/1/31	225	243,994
(AG), 5.00%, 7/1/32	465	509,218
(AG), 5.00%, 7/1/33	330	362,395
(AG), 5.00%, 7/1/34	365	399,005
(AG), 5.00%, 7/1/35	260	282,840
(AG), 5.00%, 7/1/36	500	540,934
(AG), 5.00%, 7/1/37	390	419,566
(AG), 5.00%, 7/1/38	405	433,371
		$ 3,787,088
Insured - General Obligations — 0.7%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/33	$160	$ 171,516
(BAM), 5.00%, 12/1/34	135	144,235
(BAM), 5.00%, 12/1/35	160	170,057
(BAM), 5.00%, 12/1/40	310	322,159
Colton Joint Unified School District, CA, (Election of 2024):
(BAM), 0.00%, 8/1/37	500	328,048
(BAM), 0.00%, 8/1/38	600	373,284
(BAM), 0.00%, 8/1/39	550	324,191
Mauston School District, WI, (AG), 1.60%, 3/1/34	2,135	1,661,146
Ravenswood City School District, CA, (Election of 2022):
(AG), 0.00%, 8/1/39	300	174,130
(AG), 0.00%, 8/1/40	650	357,611
(AG), 0.00%, 8/1/41	1,000	519,834
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	190	141,708
(BAM), 0.00%, 8/1/35	425	301,571
(BAM), 0.00%, 8/1/36	500	336,590
(BAM), 0.00%, 8/1/37	750	476,682
(BAM), 0.00%, 8/1/38	450	270,092
		$ 6,072,854
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.5%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 100,138
Fairfield, CA, Certificates of Participation:
(AG), 0.00%, 4/1/34	1,000	756,312
(AG), 0.00%, 4/1/37	5,000	3,289,631
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,120
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	90,102
		$ 4,311,303
Insured - Special Tax Revenue — 1.2%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/37	$1,000	$ 1,087,781
(AG), 5.00%, 6/1/38	1,650	1,725,230
(AG), 5.00%, 6/1/39	1,350	1,445,108
(AG), 5.00%, 6/1/40	2,200	2,346,272
(AG), 5.00%, 6/1/40	1,000	1,063,438
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	1,405	1,397,640
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AG), 3.00%, 9/1/36	880	780,039
		$ 9,845,508
Insured - Transportation — 0.6%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$6,515	$ 3,852,217
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	175	175,294
New Orleans Aviation Board, LA, (AG), 5.00%, 1/1/34	950	969,959
		$ 4,997,470
Insured - Water and Sewer — 0.4%
Aquarion Water Authority, CT, (BAM), 0.00%, 8/1/45	$2,000	$ 802,414
Hamburg Municipal Authority, PA, Sewer Revenue:
(AG), 2.00%, 10/1/32	45	40,423
(AG), 2.00%, 10/1/34	30	24,313
Wellborn Special Utility District, TX, (AG), 5.00%, 7/15/40	2,210	2,337,611
		$ 3,204,761
Lease Revenue/Certificates of Participation — 2.8%
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	$1,700	$ 1,727,352
6
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/36	$390	$ 426,772
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 10/1/38	995	1,073,832
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,651,171
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/41	12,325	13,337,277
Sandy Springs Public Facilities Authority, GA:
2.00%, 5/1/35	600	501,537
2.00%, 5/1/36	500	406,614
		$ 23,124,555
Other Revenue — 7.4%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$2,020	$ 2,019,478
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	5,300	5,346,873
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	5,000	5,105,225
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	4,000	4,224,624
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	5,037,725
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	500,610
5.00%, 4/1/29	275	275,490
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,217,242
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,615,797
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,119,879
5.00% to 12/1/32 (Put Date), 5/1/55	5,000	5,213,878
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	500	549,771
Sustainability Bonds, 5.00%, 11/1/38	850	903,714
Sustainability Bonds, 5.00%, 11/1/43	750	784,141
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,158,540
		$ 60,072,987
Senior Living/Life Care — 2.1%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,480,115
4.00%, 1/1/32	350	353,824
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Baltimore County, MD, (Riderwood Village, Inc.): (continued)
4.00%, 1/1/33	$600	$ 605,029
4.00%, 1/1/34	685	689,121
4.00%, 1/1/35	615	616,823
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,062
5.00%, 11/15/30	910	911,000
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/31	210	223,056
5.00%, 4/1/32	315	336,871
5.00%, 4/1/33	490	527,020
5.00%, 4/1/34	415	448,181
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,035,963
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	310,085
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/31	205	215,486
5.00%, 5/1/32	305	321,936
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	971,707
5.00%, 2/1/31	1,110	1,164,043
5.00%, 2/1/32	725	763,988
5.00%, 2/1/33	465	492,297
5.00%, 2/1/34	475	503,873
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,025
Series 2016A, 5.00%, 10/1/31	300	300,699
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	3,000	3,114,243
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,656,560
		$ 17,102,007
Special Tax Revenue — 4.8%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/29	$275	$ 287,045
5.00%, 5/1/30	160	168,605
5.00%, 5/1/31	455	482,941
7
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	$1,000	$ 1,098,607
5.00%, 7/1/39	3,000	3,234,177
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	951,031
5.00%, 4/1/31	895	895,898
5.00%, 4/1/32	735	735,733
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.25%, 2/1/41	5,000	4,189,653
4.00%, 2/1/38	310	306,926
5.00%, 11/1/40	2,685	2,859,781
5.00%, 5/1/41	1,305	1,394,164
5.00%, 11/1/41	9,295	9,985,603
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	6,961,180
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,919,550
4.00%, 3/15/39	2,900	2,842,192
		$ 39,313,086
Transportation — 5.7%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 779,108
0.00%, 10/1/50	5,000	2,891,979
Bay Area Toll Authority, CA, 5.00%, 4/1/40	10,000	11,425,863
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	70,712
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/41	1,250	1,335,698
5.25%, 1/1/32	2,565	2,588,232
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,255	1,261,169
E-470 Public Highway Authority, CO, 0.00%, 9/1/37	4,250	2,676,356
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	175,281
5.00%, 12/1/32	350	350,471
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/33	225	234,950
Maryland Department of Transportation, 3.00%, 10/1/31	4,730	4,673,342
Metropolitan Transportation Authority, NY, 2.875%, (67% of SOFR + 0.43%), 11/1/26(1)	300	299,651
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	800	675,950
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Orleans Aviation Board, LA, 5.00%, 1/1/28	$150	$ 151,142
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	5,924,261
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 2.16%, 12/1/38(3)	4,000	4,000,000
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	310,594
5.00%, 7/1/32	660	682,209
5.00%, 7/1/33	600	619,414
5.00%, 7/1/34	450	463,862
Virgin Islands Transportation and Infrastructure Corp.:
5.00%, 9/1/35	1,455	1,589,620
5.00%, 9/1/40	1,415	1,506,200
5.00%, 9/1/41	1,200	1,265,904
		$ 45,951,968
Water and Sewer — 5.3%
Aquarion Water Authority, CT:
5.00%, 8/1/33	$1,625	$ 1,773,556
5.00%, 8/1/34	1,250	1,370,775
5.00%, 8/1/36	865	951,527
Collier County Water-Sewer District, FL, 3.00%, 7/1/38	1,000	878,007
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.00%, 7/1/41	2,195	2,372,877
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds, 4.00%, 10/1/36	1,475	1,479,234
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,262,758
Lincoln, NE, Sanitary Sewer Revenue, 3.00%, 6/15/35	335	309,464
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	225,091
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	578,726
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,700,574
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/41	4,890	5,107,195
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	154,923
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	638,104
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	190,736
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	1,480	1,413,678
8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	$2,950	$ 2,933,845
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,571,223
Tarrant Regional Water District, TX, Water Supply System Revenue, 5.00%, 3/1/40	4,730	5,075,615
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,182,599
4.00%, 10/15/36	500	500,851
4.00%, 10/15/36	700	694,784
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	2,000	1,699,729
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,698,353
		$ 42,764,224
Total Tax-Exempt Municipal Obligations (identified cost $783,169,050)		$783,876,435

Short-Term Investments — 3.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(4)	27,321,384	$ 27,321,384
Total Short-Term Investments (identified cost $27,321,384)		$ 27,321,384
Total Investments — 99.7% (identified cost $810,490,434)		$811,197,819
Other Assets, Less Liabilities — 0.3%		$ 2,117,273
Net Assets — 100.0%		$813,315,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(2)	When-issued security.
(3)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2026.
At July 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Texas	15.8%
California	11.0%
Others, representing less than 10% individually	69.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At
July 31, 2026, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.2% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited)

July 31, 2026
Assets
Unaffiliated investments, at value (identified cost $783,169,050)	$783,876,435
Affiliated investments, at value (identified cost $27,321,384)	27,321,384
Interest receivable	8,353,597
Dividends receivable from affiliated investments	71,728
Receivable for investments sold	3,700,125
Receivable for Fund shares sold	733,741
Receivable from affiliates	77,163
Trustees' deferred compensation plan	45,242
Total assets	$824,179,415
Liabilities
Payable for when-issued securities	$7,467,260
Payable for Fund shares redeemed	2,537,252
Distributions payable	406,075
Payable to affiliates:
Investment adviser and administration fee	219,608
Distribution and service fees	14,666
Sub-transfer agency fee	4,162
Trustees' deferred compensation plan	45,242
Accrued expenses	170,058
Total liabilities	$10,864,323
Net Assets	$813,315,092
Sources of Net Assets
Paid-in capital	$882,134,981
Accumulated loss	(68,819,889)
Net Assets	$813,315,092
Class A Shares
Net Assets	$48,960,829
Shares Outstanding	4,046,852
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.10
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$12.51
Class C Shares
Net Assets	$4,666,709
Shares Outstanding	385,926
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.09
Class I Shares
Net Assets	$759,687,554
Shares Outstanding	62,841,431
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.09

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2026
Investment Income
Dividend income from affiliated investments	$351,594
Interest income	15,335,860
Total investment income	$15,687,454
Expenses
Investment adviser and administration fee	$1,299,433
Distribution and service fees:
Class A	62,726
Class C	25,023
Trustees’ fees and expenses	23,195
Custodian fee	103,561
Transfer and dividend disbursing agent fees	130,172
Legal and accounting services	77,367
Printing and postage	11,064
Registration fees	38,321
Miscellaneous	35,448
Total expenses	$1,806,310
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$108,245
Total expense reductions	$108,245
Net expenses	$1,698,065
Net investment income	$13,989,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$1,941,191
Net realized gain	$1,941,191
Change in unrealized appreciation (depreciation):
Investments	$(30,490,942)
Net change in unrealized appreciation (depreciation)	$(30,490,942)
Net realized and unrealized loss	$(28,549,751)
Net decrease in net assets from operations	$(14,560,362)
11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Statements of Changes in Net Assets

	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,989,389	$25,315,584
Net realized gain (loss)	1,941,191	(1,999,804)
Net change in unrealized appreciation (depreciation)	(30,490,942)	22,482,947
Net increase (decrease) in net assets from operations	$(14,560,362)	$45,798,727
Distributions to shareholders:
Class A	$(755,049)	$(1,472,392)
Class C	(56,414)	(146,306)
Class I	(12,338,542)	(22,064,667)
Total distributions to shareholders	$(13,150,005)	$(23,683,365)
Transactions in shares of beneficial interest:
Class A	$(256,600)	$(3,503,289)
Class C	(380,213)	(2,735,264)
Class I	16,871,679	72,960,879
Net increase in net assets from Fund share transactions	$16,234,866	$66,722,326
Net increase (decrease) in net assets	$(11,475,501)	$88,837,688
Net Assets
At beginning of period	$824,790,593	$735,952,905
At end of period	$813,315,092	$824,790,593
12
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Financial Highlights

	Class A
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$12.51	$12.15	$12.26	$12.21	$12.70	$13.24
Income (Loss) From Operations
Net investment income	$0.20 (1)	$0.39 (1)	$0.35	$0.33	$0.24	$0.18
Net realized and unrealized gain (loss)	(0.43)	0.33	(0.11)	0.05	(0.49)	(0.54)
Total income (loss) from operations	$(0.23)	$0.72	$0.24	$0.38	$(0.25)	$(0.36)
Less Distributions
From net investment income	$(0.18)	$(0.36)	$(0.35)	$(0.33)	$(0.24)	$(0.18)
Total distributions	$(0.18)	$(0.36)	$(0.35)	$(0.33)	$(0.24)	$(0.18)
Net asset value — End of period	$12.10	$12.51	$12.15	$12.26	$12.21	$12.70
Total Return(2)	(1.82)%(3)	6.06%	2.02%	3.23%	(1.88)%	(2.73)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,961	$50,898	$53,009	$55,676	$62,567	$81,892
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.67%(6)	0.67%	0.65%	0.68%	0.68%	0.66%
Net expenses	0.65%(6)(7)	0.65%(7)	0.64%(7)	0.64%(7)	0.65%(7)	0.65%
Net investment income	3.22%(6)	3.19%	3.13%	2.93%	2.02%	1.39%
Portfolio Turnover of the Portfolio(8)	—	—	—	6%	84%	22%
Portfolio Turnover of the Fund	19%(3)	35%	28%	52%(9)	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the
Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023, respectively).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.

13
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$12.51	$12.14	$12.26	$12.20	$12.69	$13.23
Income (Loss) From Operations
Net investment income	$0.15 (1)	$0.30 (1)	$0.27	$0.24	$0.15	$0.08
Net realized and unrealized gain (loss)	(0.43)	0.34	(0.13)	0.06	(0.49)	(0.54)
Total income (loss) from operations	$(0.28)	$0.64	$0.14	$0.30	$(0.34)	$(0.46)
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.26)	$(0.24)	$(0.15)	$(0.08)
Total distributions	$(0.14)	$(0.27)	$(0.26)	$(0.24)	$(0.15)	$(0.08)
Net asset value — End of period	$12.09	$12.51	$12.14	$12.26	$12.20	$12.69
Total Return(2)	(2.27)%(3)	5.35%	1.17%	2.54%	(2.62)%	(3.47)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,667	$5,214	$7,793	$13,691	$20,513	$30,795
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.42%(6)	1.42%	1.40%	1.43%	1.43%	1.41%
Net expenses	1.40%(6)(7)	1.40%(7)	1.39%(7)	1.39%(7)	1.40%(7)	1.40%
Net investment income	2.47%(6)	2.44%	2.39%	2.17%	1.26%	0.64%
Portfolio Turnover of the Portfolio(8)	—	—	—	6%	84%	22%
Portfolio Turnover of the Fund	19%(3)	35%	28%	52%(9)	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the
Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023, respectively).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.

14
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$12.50	$12.14	$12.25	$12.20	$12.69	$13.23
Income (Loss) From Operations
Net investment income	$0.21 (1)	$0.42 (1)	$0.38	$0.36	$0.27	$0.22
Net realized and unrealized gain (loss)	(0.42)	0.33	(0.11)	0.05	(0.49)	(0.54)
Total income (loss) from operations	$(0.21)	$0.75	$0.27	$0.41	$(0.22)	$(0.32)
Less Distributions
From net investment income	$(0.20)	$(0.39)	$(0.38)	$(0.36)	$(0.27)	$(0.22)
Total distributions	$(0.20)	$(0.39)	$(0.38)	$(0.36)	$(0.27)	$(0.22)
Net asset value — End of period	$12.09	$12.50	$12.14	$12.25	$12.20	$12.69
Total Return(2)	(1.70)%(3)	6.33%	2.27%	3.49%	(1.64)%	(2.49)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$759,688	$768,679	$675,151	$639,383	$547,295	$825,332
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.42%(6)	0.42%	0.40%	0.43%	0.43%	0.41%
Net expenses	0.40%(6)(7)	0.40%(7)	0.39%(7)	0.39%(7)	0.40%(7)	0.40%
Net investment income	3.47%(6)	3.44%	3.38%	3.17%	2.25%	1.64%
Portfolio Turnover of the Portfolio(8)	—	—	—	6%	84%	22%
Portfolio Turnover of the Fund	19%(3)	35%	28%	52%(9)	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the
Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023, respectively).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.

15
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
16

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J Interim Financial Statements—The interim financial statements relating to July 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $64,384,181 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $33,198,895 are short-term and $31,185,286 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$818,066,635
Gross unrealized appreciation	$672,867
Gross unrealized depreciation	(7,541,683)
Net unrealized depreciation	$(6,868,816)
17

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2026, the investment adviser and administration fee amounted to $1,299,433 or 0.32% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2026, the investment adviser and administration fee paid was reduced by $13,975 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2027. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $94,270 in total of the Fund’s operating expenses for the six months ended July 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2026, EVM earned $6,816 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,341 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2026 in the amount of $200. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2026 amounted to $62,726 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2026, the Fund paid or accrued to EVD $18,767 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2026 amounted to $6,256 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
18

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2026, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $153,406,554 and $148,298,053, respectively, for the six months ended July 31, 2026.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	413,910	$ 5,126,014	944,721	$ 11,554,110
Issued to shareholders electing to receive payments of distributions in Fund shares	44,894	554,330	90,186	1,099,189
Redemptions	(479,441)	(5,936,944)	(1,330,655)	(16,156,588)
Net decrease	(20,637)	$ (256,600)	(295,748)	$ (3,503,289)
Class C
Sales	31,421	$ 390,657	56,414	$ 690,657
Issued to shareholders electing to receive payments of distributions in Fund shares	3,334	41,152	8,157	99,186
Redemptions	(65,699)	(812,022)	(289,463)	(3,525,107)
Net decrease	(30,944)	$ (380,213)	(224,892)	$ (2,735,264)
Class I
Sales	7,994,593	$98,978,665	18,395,797	$224,291,327
Issued to shareholders electing to receive payments of distributions in Fund shares	823,505	10,158,896	1,523,331	18,562,724
Redemptions	(7,454,011)	(92,265,882)	(14,058,600)	(169,893,172)
Net increase	1,364,087	$16,871,679	5,860,528	$ 72,960,879
19

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

8 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2026.
9  Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $27,321,384, which represents 3.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$11,613,972	$157,006,035	$(141,298,623)	$ —	$ —	$27,321,384	$351,594	27,321,384
10 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$783,876,435	$ —	$783,876,435
Short-Term Investments	27,321,384	—	—	27,321,384
Total Investments	$27,321,384	$783,876,435	$ —	$811,197,819
20

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
21

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee
22

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary performance benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

EALTX-NCSR 7.31.26

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2026
Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.4%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 2.15%, 11/1/55(1)	$1,710	$ 1,710,000
		$ 1,710,000
Education — 4.6%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.845%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	$1,000	$ 999,650
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/31	1,500	1,606,924
Metropolitan State University of Denver, CO, (Student Housing and Event Center), 5.00%, 12/1/36	1,000	1,111,225
		$ 3,717,799
Electric Utilities — 4.2%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,132,492
Foley Utilities Board, AL, 5.00%, 11/1/31	900	977,110
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,550	1,290,903
		$ 3,400,505
General Obligations — 21.2%
Amherst, NY, 3.00%, 11/1/31	$500	$ 480,894
Bexar County, TX, 3.00%, 6/15/30	2,300	2,283,986
California, 3.60%, 12/1/36	1,000	1,003,012
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/32	100	80,907
Columbia School District, MO, 2.10%, 3/1/27	500	496,734
Connecticut, 5.00%, 12/1/30	500	541,939
David Douglas School District No. 40, OR:
0.00%, 6/15/27	135	131,452
0.00%, 6/15/28	90	84,857
0.00%, 6/15/30	155	135,584
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	100	93,535
Forest Lake, MN, 2.15%, 2/1/27	300	297,984
Frisco, TX, 2.00%, 2/15/33	65	56,458
Kettering City School District, OH, 5.00%, 10/1/36(3)	500	533,273
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	600	485,233
Lewisville, TX, 2.75%, 2/15/33	580	546,384
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,217
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minnetonka Independent School District No. 276, MN, 0.00%, 2/1/34	$145	$ 110,267
New York, NY, 5.00%, 2/1/36	1,500	1,656,461
North Carolina, 2.00%, 6/1/33	1,365	1,207,961
Pennsylvania, 4.00%, 5/1/32	500	512,696
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/35	115	81,471
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,262,559
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	190,294
Somerville, MA, 1.75%, 10/15/33	3,000	2,553,841
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	284,275
5.00%, 4/1/30	135	144,330
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/27	200	196,995
Texas, (SPA: JPMorgan Chase Bank, N.A.), 2.35%, 6/1/50(1)	555	555,000
Tuscaloosa, AL, 5.00%, 8/1/34	680	755,680
Umatilla School District No. 6R, OR, 0.00%, 6/15/27	150	146,046
		$17,065,325
Hospital — 17.3%
California Health Facilities Financing Authority, (Adventist Health System/West), 5.00%, 12/1/35	$750	$ 827,559
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/30	200	213,500
5.00%, 11/1/31	210	226,257
5.00%, 11/1/32	275	298,642
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00%, 11/15/33(3)	2,000	2,179,921
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	527,159
Indiana Finance Authority, (Ascension Senior Credit), 5.00%, 11/15/28	2,000	2,093,454
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,036,310
Minnesota Agricultural and Economic Development Board, (Fairview Health Services):
5.00%, 11/15/27	385	394,282
5.00%, 11/15/28	445	462,589
5.00%, 11/15/29	785	824,251
5.00%, 11/15/30	600	635,038
1
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Paulding County Hospital Authority, GA, (Wellstar Health System, Inc.), 5.00%, 4/1/36	$2,000	$ 2,210,402
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 6/15/36	1,845	2,021,559
		$13,950,923
Housing — 10.3%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$335	$ 349,906
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), (SPA: TD Bank, N.A.), 2.16%, 11/15/50(1)	1,000	1,000,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	655	686,201
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	540	565,537
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	905	971,407
Pennsylvania Housing Finance Agency, SFMR:
2.10%, 4/1/28	115	112,696
(SPA: TD Bank, N.A.), 2.15%, 10/1/50(1)	1,475	1,475,000
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	905	972,761
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	655	682,736
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,360	1,453,935
		$ 8,270,179
Industrial Development Revenue — 1.0%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$800	$ 815,332
		$ 815,332
Insured - General Obligations — 3.7%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/26	$225	$ 226,278
(BAM), 5.00%, 12/1/27	65	66,466
(BAM), 5.00%, 12/1/28	75	77,789
(BAM), 5.00%, 12/1/29	35	36,701
(BAM), 5.00%, 12/1/30	55	58,099
Clifton, NJ, (BAM), 2.00%, 8/15/33	750	645,646
Colton Joint Unified School District, CA, (Election of 2024), (BAM), 0.00%, 8/1/36	505	347,777
Royse City, TX, (BAM), 5.00%, 8/15/35	1,420	1,550,039
		$ 3,008,795
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 1.4%
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/34	$1,000	$ 1,104,449
		$ 1,104,449
Other Revenue — 8.5%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$750	$ 767,121
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	840	839,783
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	155	155,253
5.00%, 12/1/28	270	270,431
5.00%, 12/1/29	600	600,904
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,092,637
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	1,000	1,053,492
Southeast Energy Authority, AL, 5.00%, 10/1/30	1,000	1,060,459
		$ 6,840,080
Senior Living/Life Care — 6.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$ 830,965
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/27	365	369,297
5.00%, 4/1/30	200	210,553
Illinois Finance Authority, (Presbyterian Living Obligated Group), 5.00%, 5/1/36	500	540,489
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/30	200	209,039
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	760	766,301
5.00%, 2/1/28	950	972,540
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	965	1,032,178
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/28	30	30,264
		$ 4,961,626
2
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.4%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 2.95%, 11/1/38(4)	$1,100	$ 1,100,000
		$ 1,100,000
Transportation — 2.6%
Maryland Department of Transportation, 3.00%, 10/1/31	$560	$ 553,292
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 2.16%, 12/1/38(1)	1,000	1,000,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	500	530,870
		$ 2,084,162
Water and Sewer — 7.0%
New York City Municipal Water Finance Authority, 5.00%, 6/15/45	$2,000	$ 2,032,326
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,486,309
Tarrant Regional Water District, TX, Water Supply System Revenue, 5.00%, 3/1/35	1,000	1,115,726
		$ 5,634,361
Total Tax-Exempt Municipal Obligations (identified cost $73,368,875)		$73,663,536

Short-Term Investments — 10.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(5)	8,297,105	$ 8,297,105
Total Short-Term Investments (identified cost $8,297,105)		$ 8,297,105
Total Investments — 101.7% (identified cost $81,665,980)		$81,960,641
Other Assets, Less Liabilities — (1.7)%		$(1,399,812)
Net Assets — 100.0%		$80,560,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	When-issued security.
(4)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(5)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2026.
At July 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Pennsylvania	10.3%
Texas	10.4%
Others, representing less than 10% individually	70.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At
July 31, 2026, 5.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 3.7% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
3
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited)

July 31, 2026
Assets
Unaffiliated investments, at value (identified cost $73,368,875)	$73,663,536
Affiliated investments, at value (identified cost $8,297,105)	8,297,105
Interest receivable	724,394
Dividends receivable from affiliated investments	12,375
Receivable for investments sold	510,120
Receivable for Fund shares sold	167,075
Receivable from affiliates	24,008
Trustees' deferred compensation plan	18,231
Total assets	$83,416,844
Liabilities
Payable for when-issued securities	$2,713,540
Payable for Fund shares redeemed	80,107
Distributions payable	81
Payable to affiliates:
Investment adviser and administration fee	21,483
Distribution and service fees	1,826
Sub-transfer agency fee	628
Trustees' deferred compensation plan	18,231
Accrued expenses	20,119
Total liabilities	$2,856,015
Net Assets	$80,560,829
Sources of Net Assets
Paid-in capital	$82,601,110
Accumulated loss	(2,040,281)
Net Assets	$80,560,829
Class A Shares
Net Assets	$6,821,671
Shares Outstanding	660,599
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.33
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.68
Class C Shares
Net Assets	$427,946
Shares Outstanding	41,444
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.33
Class I Shares
Net Assets	$73,311,212
Shares Outstanding	7,091,776
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.34

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2026
Investment Income
Dividend income from affiliated investments	$86,236
Interest income	1,418,416
Total investment income	$1,504,652
Expenses
Investment adviser and administration fee	$131,917
Distribution and service fees:
Class A	8,200
Class C	2,908
Trustees’ fees and expenses	2,514
Custodian fee	15,561
Transfer and dividend disbursing agent fees	16,964
Legal and accounting services	31,958
Printing and postage	8,094
Registration fees	26,884
Miscellaneous	6,870
Total expenses	$251,870
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$78,503
Total expense reductions	$78,503
Net expenses	$173,367
Net investment income	$1,331,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$66,963
Net realized gain	$66,963
Change in unrealized appreciation (depreciation):
Investments	$(1,681,966)
Net change in unrealized appreciation (depreciation)	$(1,681,966)
Net realized and unrealized loss	$(1,615,003)
Net decrease in net assets from operations	$(283,718)
5
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Statements of Changes in Net Assets

	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,331,285	$2,391,474
Net realized gain	66,963	137,740
Net change in unrealized appreciation (depreciation)	(1,681,966)	1,574,066
Net increase (decrease) in net assets from operations	$(283,718)	$4,103,280
Distributions to shareholders:
Class A	$(95,906)	$(184,908)
Class C	(6,332)	(19,213)
Class I	(1,196,282)	(1,994,392)
Total distributions to shareholders	$(1,298,520)	$(2,198,513)
Transactions in shares of beneficial interest:
Class A	$257,419	$296,686
Class C	(275,611)	(665,509)
Class I	1,475,119	9,431,725
Net increase in net assets from Fund share transactions	$1,456,927	$9,062,902
Net increase (decrease) in net assets	$(125,311)	$10,967,669
Net Assets
At beginning of period	$80,686,140	$69,718,471
At end of period	$80,560,829	$80,686,140
6
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Financial Highlights

	Class A
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$10.53	$10.26	$10.30	$10.37	$10.59	$10.91
Income (Loss) From Operations
Net investment income	$0.16 (1)	$0.32 (1)	$0.29	$0.29	$0.17	$0.10
Net realized and unrealized gain (loss)	(0.21)	0.24	(0.04)	(0.07)	(0.21)	(0.30)
Total income (loss) from operations	$(0.05)	$0.56	$0.25	$0.22	$(0.04)	$(0.20)
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.29)	$(0.29)	$(0.17)	$(0.10)
From net realized gain	—	—	—	—	(0.01)	(0.02)
Total distributions	$(0.15)	$(0.29)	$(0.29)	$(0.29)	$(0.18)	$(0.12)
Net asset value — End of period	$10.33	$10.53	$10.26	$10.30	$10.37	$10.59
Total Return(2)	(0.46)%(3)	5.55%	2.49%	2.15%	(0.37)%	(1.87)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,822	$6,693	$6,222	$7,362	$9,006	$14,526
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.84%(5)	0.84%	0.83%	0.81%	0.80%	0.78%
Net expenses	0.64%(5)(6)	0.64%(6)	0.65%(6)	0.64%(6)	0.64%(6)	0.65%
Net investment income	3.00%(5)	3.08%	3.09%	2.99%	1.57%	0.92%
Portfolio Turnover	42%(3)	63%	48%	82%	90%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund
(equal to 0.01%, 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2026 and the years ended
January 31, 2026, 2025, 2024 and 2023, respectively).

7
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$10.53	$10.26	$10.30	$10.37	$10.59	$10.91
Income (Loss) From Operations
Net investment income	$0.12 (1)	$0.24 (1)	$0.22	$0.21	$0.09	$0.02
Net realized and unrealized gain (loss)	(0.21)	0.24	(0.04)	(0.07)	(0.21)	(0.30)
Total income (loss) from operations	$(0.09)	$0.48	$0.18	$0.14	$(0.12)	$(0.28)
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.22)	$(0.21)	$(0.09)	$(0.02)
From net realized gain	—	—	—	—	(0.01)	(0.02)
Total distributions	$(0.11)	$(0.21)	$(0.22)	$(0.21)	$(0.10)	$(0.04)
Net asset value — End of period	$10.33	$10.53	$10.26	$10.30	$10.37	$10.59
Total Return(2)	(0.83)%(3)	4.76%	1.73%	1.39%	(1.12)%	(2.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$428	$715	$1,359	$2,628	$3,198	$3,591
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.58%(5)	1.59%	1.59%	1.56%	1.55%	1.53%
Net expenses	1.39%(5)(6)	1.39%(6)	1.40%(6)	1.39%(6)	1.39%(6)	1.40%
Net investment income	2.26%(5)	2.34%	2.35%	2.24%	0.89%	0.17%
Portfolio Turnover	42%(3)	63%	48%	82%	90%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund
(equal to 0.01%, 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2026 and the years ended
January 31, 2026, 2025, 2024 and 2023, respectively).

8
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$10.54	$10.28	$10.31	$10.38	$10.60	$10.92
Income (Loss) From Operations
Net investment income	$0.17 (1)	$0.34 (1)	$0.32	$0.31	$0.20	$0.13
Net realized and unrealized gain (loss)	(0.20)	0.24	(0.03)	(0.07)	(0.22)	(0.30)
Total income (loss) from operations	$(0.03)	$0.58	$0.29	$0.24	$(0.02)	$(0.17)
Less Distributions
From net investment income	$(0.17)	$(0.32)	$(0.32)	$(0.31)	$(0.19)	$(0.13)
From net realized gain	—	—	—	—	(0.01)	(0.02)
Total distributions	$(0.17)	$(0.32)	$(0.32)	$(0.31)	$(0.20)	$(0.15)
Net asset value — End of period	$10.34	$10.54	$10.28	$10.31	$10.38	$10.60
Total Return(2)	(0.34)%(3)	5.71%	2.85%	2.40%	(0.12)%	(1.62)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,311	$73,278	$62,137	$63,967	$61,275	$75,548
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%(5)	0.59%	0.58%	0.56%	0.55%	0.53%
Net expenses	0.39%(5)(6)	0.39%(6)	0.40%(6)	0.39%(6)	0.39%(6)	0.40%
Net investment income	3.26%(5)	3.32%	3.34%	3.23%	1.88%	1.17%
Portfolio Turnover	42%(3)	63%	48%	82%	90%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund
(equal to 0.01%, 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2026 and the years ended
January 31, 2026, 2025, 2024 and 2023, respectively).

9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
10

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J Interim Financial Statements—The interim financial statements relating to July 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $2,918,849 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $1,528,926 are short-term and $1,389,923 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$81,166,108
Gross unrealized appreciation	$1,014,369
Gross unrealized depreciation	(219,836)
Net unrealized appreciation	$794,533
11

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2026, the investment adviser and administration fee amounted to $131,917 or 0.32% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2026, the investment adviser and administration fee paid was reduced by $3,386 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2027. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $75,117 in total of the Fund's operating expenses for the six months ended July 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2026, EVM earned $1,067 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $286 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2026 amounted to $8,200 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2026, the Fund paid or accrued to EVD $2,181 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2026 amounted to $727 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2026, the Fund was informed that EVD received no CDSCs paid by Class A or Class C shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $33,251,058 and $37,220,487, respectively, for the six months ended July 31, 2026.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	87,071	$ 912,272	142,753	$ 1,476,130
Issued to shareholders electing to receive payments of distributions in Fund shares	9,123	95,396	17,773	183,933
Redemptions	(71,235)	(750,249)	(131,071)	(1,363,377)
Net increase	24,959	$ 257,419	29,455	$ 296,686
Class C
Sales	—	$ —	2,389	$ 25,000
Issued to shareholders electing to receive payments of distributions in Fund shares	601	6,292	1,855	19,160
Redemptions	(27,052)	(281,903)	(68,782)	(709,669)
Net decrease	(26,451)	$ (275,611)	(64,538)	$ (665,509)
Class I
Sales	1,273,499	$13,349,463	2,215,277	$22,907,354
Issued to shareholders electing to receive payments of distributions in Fund shares	114,205	1,195,732	192,029	1,990,060
Redemptions	(1,247,784)	(13,070,076)	(1,502,571)	(15,465,689)
Net increase	139,920	$ 1,475,119	904,735	$ 9,431,725
13

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

8 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2026.
9  Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,297,105, which represents 10.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,366,754	$39,112,093	$(32,181,742)	$ —	$ —	$8,297,105	$86,236	8,297,105
10 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$73,663,536	$ —	$73,663,536
Short-Term Investments	8,297,105	—	—	8,297,105
Total Investments	$8,297,105	$73,663,536	$ —	$81,960,641
14

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
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Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee
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Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than the Fund’s primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
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Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
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EALBX-NCSR 7.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: September 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: September 24, 2026